T. ROWE PRICE Summit Municipal Income Fund
July 31, 2025 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
COMMON STOCKS 0.0%
Nassau County IDA, EC, 5.00%, 1/1/58 (1) 2,097 —
Total Common Stocks (Cost $–) —
MUNICIPAL SECURITIES 100.2%
ALABAMA  1.5%
Alabama Corrections Institution Fin. Auth., 5.25%, 7/1/47  2,500 2,545
Alabama State Univ., 5.50%, 9/1/45 (2) 1,700 1,780
Black Belt Energy Gas Dist., VRDN, 4.00%, 6/1/51 (Tender
12/1/31)  3,305 3,343
Black Belt Energy Gas Dist., Series C-1, VRDN, 5.25%, 2/1/53
(Tender 6/1/29)  7,775 8,156
Black Belt Energy Gas Dist., Series D, VRDN, 5.00%, 3/1/55
(Tender 11/1/34)  6,225 6,548
Black Belt Energy Gas Dist., Series D-1, VRDN, 4.00%, 7/1/52
(Tender 6/1/27)  3,810 3,850
Energy Southeast A Cooperative Dist., Series B, VRDN, 5.25%,
7/1/54 (Tender 6/1/32)  2,305 2,469
Mobile County IDA, AM/NS Calvert Project, Series A, 5.00%,
6/1/54 (3) 2,875 2,614
Mobile County IDA, AM/NS Calvert Project, Series B, 4.75%,
12/1/54 (3) 2,775 2,422
Selma Ind. Dev. Board, Int'l. Paper, Series A, 4.20%, 5/1/34  3,000 2,991
Southeast Energy Auth., A Cooperative Dist., Series B-1,
VRDN, 5.00%, 5/1/53 (Tender 8/1/28)  3,910 4,042
Tuscaloosa County IDA, Hunt Refining Project, Series A,
5.25%, 5/1/44 (4) 3,765 3,625
44,385
ARIZONA  1.1%
Arizona HFA, Banner Health, Series B, FRN, 100% of
SPMUV7DY + 0.81%, 2.87%, 1/1/37  525 508
Arizona IDA, Equitable School, Series A, 5.00%, 11/1/44  2,425 2,341
Arizona IDA, Equitable School Revolving Fund, Series A,
5.00%, 11/1/49  2,150 2,031
Chandler IDA, Intel Corp. Project, VRDN, 4.00%, 6/1/49
(Tender 6/1/29) (3) 1,025 1,019
Chandler IDA, Intel Corp. Project, Series 2, VRDN, 5.00%,
9/1/52 (Tender 9/1/27) (3) 6,625 6,739
Phoenix Civic Improvement, Sky Harbor Int'l. Airport,
Series 2018, 5.00%, 7/1/37 (3) 1,760 1,788
Phoenix Civic Improvement, Sky Harbor Int'l. Airport,
Series 2018, 5.00%, 7/1/38 (3) 1,760 1,781

T. ROWE PRICE Summit Municipal Income Fund

Par/Shares $ Value
(Amounts in 000s)
Phoenix Civic Improvement, Sky Harbor Int'l. Airport, Series A,
5.00%, 7/1/42 (3) 3,000 2,989
Phoenix Civic Improvement, Sky Harbor Int'l. Airport, Series A,
5.00%, 7/1/47 (3) 2,115 2,066
Phoenix IDA, Downtown Phoenix Student Housing, 5.00%,
7/1/54  940 855
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/42  4,540 4,392
Phoenix IDA, Mayo Clinic, Series B, VRDN, 1.55%, 11/15/52  2,000 2,000
Sierra Vista IDA, American Leadership Academy Project,
5.00%, 6/15/59 (4) 2,345 1,950
Tempe IDA, Friendship Village, 5.00%, 12/1/50  775 672
Tempe IDA, Friendship Village, 5.00%, 12/1/54  885 754
31,885
ARKANSAS  0.2%
Arkansas DFA, Green Bond, Series A, 6.875%, 7/1/48 (3)(4) 2,500 2,641
Arkansas DFA, Green Bond, Series B, 7.375%, 7/1/48 (3)(4) 2,500 2,691
5,332
CALIFORNIA  9.7%
Bay Area Toll Auth., Series S-8, 3.00%, 4/1/54 (5) 5,000 3,442
Burbank-Glendale-Pasadena Airport Auth. Brick Campaign,
Series B, 5.25%, 7/1/54 (3) 3,250 3,270
California Community Choice Fin. Auth., Green Bond Energy
Project, Series 2023F, VRDN, 5.50%, 10/1/54 (Tender 11/1/30)  3,205 3,421
California Community Choice Fin. Auth., Green Bond Energy
Project, Series A, VRDN, 5.00%, 5/1/54 (Tender 4/1/32)  2,480 2,621
California Community Choice Fin. Auth., Green Bond Energy
Project, Series A-1, VRDN, 5.00%, 12/1/53 (Tender 8/1/29)  1,800 1,876
California Community Choice Fin. Auth., Green Bond Energy
Project, Series B, VRDN, 5.00%, 3/1/56 (Tender 11/1/35)  9,450 10,028
California Community Choice Fin. Auth., Green Bond Energy
Project, Series E-1, VRDN, 5.00%, 2/1/54 (Tender 3/1/31)  5,330 5,600
California Community Choice Fin. Auth., Green Bond Energy
Project, Series H, VRDN, 5.00%, 1/1/56 (Tender 8/1/33)  3,775 4,092
California Community Housing Agency, Junior Bonds Street
Flats, Series A-2, 4.00%, 8/1/50 (4) 2,960 2,200
California Community Housing Agency, Stoneridge Apartments,
Series A, 4.00%, 2/1/56 (4) 10,000 6,856
California Community Housing Agency, Verdant at Green
Valley, Series A, 5.00%, 8/1/49 (4) 680 595
California EFA, Stanford Univ., Series V-1, 5.00%, 5/1/49  500 526
California Enterprise Dev. Auth., Riverside County Mead Valley
Wellness Village Project, Series A, 5.25%, 11/1/54  13,000 13,439
California HFFA, Cedars-Sinai Health System, Series A, 3.00%,
8/15/51 (5) 4,575 3,237

T. ROWE PRICE Summit Municipal Income Fund

Par/Shares $ Value
(Amounts in 000s)
California HFFA, Cedars-Sinai Medical Center, 5.00%, 11/15/28  600 604
California HFFA, Cedars-Sinai Medical Center, 5.00%, 11/15/33  1,150 1,157
California HFFA, Kaiser Permanente, Series A-2, 5.00%,
11/1/47  5,500 5,613
California HFFA, Sutter Health, Series A, 5.00%, 11/15/35  1,060 1,094
California Housing Fin., Series 2019-1, Class A, 4.25%, 1/15/35  516 523
California Housing Fin., Series 2023-1, Class A, 4.375%,
9/20/36  3,801 3,782
California Infrastructure & Economic Dev. Bank, Green Bond,
4.00%, 10/1/41  5,875 5,749
California Infrastructure & Economic Dev. Bank, Green Bond,
4.00%, 10/1/43  9,000 8,384
California Infrastructure & Economic Dev. Bank, Green Bond,
4.00%, 10/1/44  5,000 4,590
California Municipal Fin. Auth., LINXS APM Project, 5.00%,
12/31/36 (3) 2,855 2,871
California Municipal Fin. Auth., LINXS APM Project, Series A,
4.00%, 12/31/47 (3) 3,000 2,442
California Municipal Fin. Auth., LINXS APM Project, Series A,
5.00%, 12/31/43 (3) 10,015 9,706
California Municipal Fin. Auth., Palomar Health, Series A, COP,
5.25%, 11/1/52 (2) 1,775 1,774
California Municipal Fin. Auth., Samuel Merritt Univ., 5.25%,
6/1/53  2,710 2,774
California Municipal Fin. Auth., Waste Management Project,
Series A, VRDN, 3.95%, 10/1/45 (Tender 9/1/25) (3) 3,750 3,750
California Municipal Fin. Auth., Waste Management Project,
Series A, VRDN, 3.95%, 11/1/46 (Tender 9/2/25) (3) 1,450 1,450
California PFA, Sunrise of Manhattan Beach, Series A-1,
6.75%, 7/1/65 (4) 7,000 7,144
California School Fin. Auth., Aspire Public School, 5.00%,
8/1/41 (Prerefunded 8/1/25) (4)(6) 100 100
California School Fin. Auth., Fortune School of Ed., Series A,
5.00%, 6/1/54 (4) 3,225 2,805
California School Fin. Auth., Fortune School of Ed., Series A,
5.125%, 6/1/59 (4) 1,250 1,093
California School Fin. Auth., New Designs Charter School
Project, Series A, 5.00%, 6/1/64 (4) 1,500 1,294
California State Univ., Series C, 4.00%, 11/1/45  1,000 892
California Statewide CDA, CHF-Irvine, Univ. of California
Student Housing Irvine East Campus Apartments, Series A,
5.00%, 5/15/47  2,820 2,787
California Statewide CDA, Lancer Ed. Student Housing Project,
Series A, 5.00%, 6/1/51 (4) 875 778
California Statewide CDA, Loma Linda Univ. Medical Center,
5.50%, 12/1/54  2,600 2,514

T. ROWE PRICE Summit Municipal Income Fund

Par/Shares $ Value
(Amounts in 000s)
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.25%, 12/1/48 (4) 600 571
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.25%, 12/1/56 (4) 1,390 1,283
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.50%, 12/1/58 (4) 1,630 1,571
California Statewide CDA, Statewide Community Infrastructure
Program, 4.00%, 9/2/29  400 409
California Statewide CDA, Statewide Community Infrastructure
Program, 4.00%, 9/2/41  985 878
California Statewide CDA, Statewide Community Infrastructure
Program, 4.00%, 9/2/51  1,005 805
California Statewide CDA, Statewide Community Infrastructure
Program, 5.00%, 9/2/44  1,150 1,157
California Statewide CDA, Univ. of California, Irvine Campus,
Series A, 5.00%, 5/15/37  2,000 2,015
Central Valley Energy Auth., VRDN, 5.00%, 12/1/55 (Tender
8/1/35)  4,040 4,313
Chino Valley Unified School Dist., Series B, GO, 3.375%,
8/1/50 (2) 5,120 3,886
CMFA Special Fin. Agency VII, The Breakwater Apartments,
Series A-2, 4.00%, 8/1/47 (4) 2,070 1,824
CMFA Special Fin. Agency, Solana At Grand, Series A-2,
4.00%, 8/1/45 (4) 960 802
CSCDA Community Improvement Auth., Altana Glendale,
Series A-2, 4.00%, 10/1/56 (4) 3,680 2,674
CSCDA Community Improvement Auth., City of Orange,
Series B, 4.00%, 3/1/57 (4) 3,385 2,336
CSCDA Community Improvement Auth., The Link Glendale,
Series A-2, 4.00%, 7/1/56 (4) 2,826 2,060
Downey Unified School Dist., Series A, GO, 4.00%, 8/1/52  7,000 6,082
Inland Valley Dev. Agency, Tax Allocation, Series A, 5.25%,
9/1/37  2,915 2,938
Irvine Fac. Fin. Auth., Series A, 5.25%, 9/1/53 (5) 5,270 5,413
Irvine Unified School Dist., Community Fac. Dist. No. 09-1,
Special Tax, Series D, 5.00%, 3/1/57  1,835 1,766
Lodi Unified School Dist., Series 2021, GO, 3.00%, 8/1/46  5,900 4,302
Los Angeles Dept. of Airports, Series B, 5.00%, 5/15/41 (3) 6,400 6,402
Los Angeles Dept. of Airports, Green Bond, Series G, 4.00%,
5/15/47 (3) 5,475 4,741
Los Angeles Dept. of Airports, Los Angeles Int'l., 5.00%,
5/15/43 (3) 5,300 5,230
Los Angeles Dept. of Airports, Private Activity, Series A, 4.00%,
5/15/41 (3) 2,000 1,847
Los Angeles Dept. of Airports, Sustainable Bonds, Series A,
5.50%, 5/15/55 (3) 13,350 13,826

T. ROWE PRICE Summit Municipal Income Fund

Par/Shares $ Value
(Amounts in 000s)
Orange County Community Fac. Dist. No. 2021-1 Rienda,
Special Tax, Series A, 5.00%, 8/15/52  3,750 3,685
Regents of the Univ. of California Medical Center Pooled
Revenue, Series P, 3.50%, 5/15/54  6,000 4,567
Riverside County Transportation Commission, Restructure 91
Express, Series B-1, 4.00%, 6/1/37  1,335 1,303
Riverside County Transportation Commission, Restructure 91
Express, Series B-1, 4.00%, 6/1/46  2,140 1,815
Sacramento County Airport, Series C, 5.00%, 7/1/37 (3) 1,410 1,430
Sacramento, Greenbriar Community Fac. Dist. No. 20, 4.00%,
9/1/41  705 636
Sacramento, Greenbriar Community Fac. Dist. No. 20, 4.00%,
9/1/46  1,830 1,539
Sacramento, Railyards Community Fac. Dist. No. 201, Special
Tax, 5.25%, 9/1/42 (4) 2,090 2,091
Sacramento, Railyards Community Fac. Dist. No. 201, Special
Tax, 5.25%, 9/1/47 (4) 2,455 2,408
Sacramento, Railyards Community Fac. Dist. No. 201, Special
Tax, 5.375%, 9/1/52 (4) 1,655 1,617
San Diego County Regional Airport Auth. Senior Private Activity,
Series B, 5.00%, 7/1/48 (3) 3,000 2,937
San Diego County Regional Airport Auth. Senior Private Activity,
Series B, 5.25%, 7/1/43 (3) 1,700 1,752
San Diego County Regional Airport Auth. Senior Private Activity,
Series B, 5.50%, 7/1/55 (3) 3,050 3,148
San Francisco Bay Area Rapid Transit Dist., Series C-1, GO,
4.00%, 8/1/45  800 715
San Francisco City & County Int'l. Airport, Series A, 5.00%,
5/1/44 (3) 5,155 5,113
San Francisco City & County Int'l. Airport, Series A, 5.25%,
5/1/40 (3) 6,455 6,791
San Francisco City & County Int'l. Airport, Series A, 5.25%,
5/1/41 (3) 3,500 3,649
San Francisco City & County Int'l. Airport, Series A, 5.25%,
5/1/42 (3) 3,230 3,339
San Francisco City & County Int'l. Airport, Series A, 5.50%,
5/1/55 (3) 9,000 9,285
San Francisco City & County Int'l. Airport, Series C, 5.75%,
5/1/48 (3) 7,055 7,342
San Francisco City & County Int'l. Airport, Series E, 5.00%,
5/1/50 (3) 4,395 4,295
San Joaquin Valley Clean Energy Auth., Clean Energy Project,
Series A, VRDN, 5.50%, 1/1/56 (Tender 7/1/35)  1,425 1,567
San Marcos Redev. Agency, Successor Agency Tax, Series A,
5.00%, 10/1/30 (Prerefunded 10/1/25) (6) 1,090 1,094

T. ROWE PRICE Summit Municipal Income Fund

Par/Shares $ Value
(Amounts in 000s)
San Marcos Redev. Agency, Successor Agency Tax, Series A,
5.00%, 10/1/33 (Prerefunded 10/1/25) (6) 795 798
Univ. of California Regents, Series O, 5.50%, 5/15/58  2,575 2,611
291,531
COLORADO  3.3%
Adams & Arapahoe Counties Joint School Dist. 28J Aurora,
GO, 5.50%, 12/1/44  2,875 3,113
Adams & Arapahoe Counties Joint School Dist. 28J Aurora,
GO, 5.50%, 12/1/45  1,575 1,697
Colorado, COP, 6.00%, 12/15/40  9,325 10,452
Colorado, COP, 6.00%, 12/15/41  11,375 12,653
Colorado Ed. & Cultural Fac. Auth., Ascent Classical Academy,
5.80%, 4/1/54 (4) 1,000 947
Colorado HFA, Adventhealth Obligated Group, Series A, 4.00%,
11/15/46  1,500 1,299
Colorado HFA, Adventist Health System/Sunbelt Obligated
Group, Series A, 4.00%, 11/15/48  8,690 7,320
Colorado HFA, Sunny Vista Living Center, Series A, 6.125%,
12/1/45 (4) 1,285 780
Colorado HFA, Sunny Vista Living Center, Series A, 6.25%,
12/1/50 (4) 440 268
Colorado High Performance Transportation Enterprise, C-470
Express Lanes, 5.00%, 12/31/47  4,720 4,525
Colorado High Performance Transportation Enterprise, C-470
Express Lanes, 5.00%, 12/31/51  2,390 2,229
Colorado High Performance Transportation Enterprise, C-470
Express Lanes, 5.00%, 12/31/56  2,975 2,744
Colorado Housing & Fin. Auth., Albion Apartments Project,
VRDN, 3.375%, 7/1/44 (Tender 7/1/28)  2,125 2,142
Colorado Int'l. Center Metropolitan Dist. No. 14, GO, 5.875%,
12/1/46  1,340 1,276
Denver City & County Airport, Series A, 5.00%, 11/15/47 (3) 3,000 2,965
Denver City & County Airport, Series A, 5.25%, 12/1/48 (3) 11,110 11,069
Denver City & County Pledged Excise Tax Revenue,
Series A-1, 5.00%, 8/1/48  10,000 9,948
Denver Int'l. Business Center Metropolitan Dist. No. 1, Series B,
GO, 6.00%, 12/1/48  500 500
Painted Prairie Metropolitan Dist. No. 2, GO, 5.25%, 12/1/48  1,072 960
Parterre Metropolitan Dist. No. 5, Series A, GO, 5.875%,
12/1/45  1,000 1,017
Univ. of Colorado Hosp. Auth., VRDN, 1.95%, 11/15/35  19,750 19,750
Univ. of Colorado Hosp. Auth., VRDN, 2.75%, 11/15/39  500 500
98,154

T. ROWE PRICE Summit Municipal Income Fund

Par/Shares $ Value
(Amounts in 000s)
CONNECTICUT  0.9%
Connecticut, Series B, GO, 3.00%, 1/15/42 (5) 6,200 4,866
Connecticut, Series C, GO, 5.00%, 6/15/32  350 393
Connecticut, Series C, GO, 5.00%, 6/15/40  700 734
Connecticut HEFA, Goodwin Univ., Series A-1, 5.00%, 7/1/44  3,330 3,081
Connecticut HEFA, Hartford Univ., 4.00%, 7/1/39  1,785 1,458
Connecticut HEFA, Hartford Univ., 4.00%, 7/1/44  1,065 805
Connecticut HEFA, Hartford Univ., 4.00%, 7/1/49  705 503
Connecticut Housing Fin. Auth., Series B, 5.75%, 11/15/53  3,130 3,345
Connecticut Special Tax Obligation, Series A, 5.25%, 7/1/44  6,150 6,430
Connecticut Special Tax Obligation, Transit Infrastructure,
Series A, 5.00%, 5/1/32  1,585 1,724
Connecticut Special Tax Obligation, Transportation
Infrastructure, Series A, 5.00%, 1/1/33  4,440 4,635
Mashantucket Western Pequot Tribe, 6.05%, 7/1/31 (4.00%
Cash and 2.05% PIK)  (7)(8)(9) 1,235 284
28,258
DELAWARE  1.1%
Delaware Economic Dev. Auth., Acts Retirement Communities,
Series B, 5.00%, 11/15/48  4,230 3,941
Delaware HFA, Bayhealth Medical Center Project, Series A,
4.00%, 7/1/40  1,825 1,651
Delaware HFA, Beebe Medical Center, 5.00%, 6/1/43  1,745 1,671
Delaware HFA, Beebe Medical Center, 5.00%, 6/1/48  3,385 3,129
Delaware HFA, Christiana Health Care System, 5.00%, 10/1/45  12,360 12,194
Delaware Transportation Auth., Garvee, 5.00%, 9/1/35  1,410 1,492
Delaware Transportation Auth., Senior, 3.00%, 7/1/43  6,530 5,187
Delaware Transportation Auth., Senior, 3.00%, 7/1/44  3,360 2,633
Town of Bridgeville, Heritage Shores Special Dev. Dist., 5.25%,
7/1/44 (4) 400 386
Town of Bridgeville, Heritage Shores Special Dev. Dist.,
5.625%, 7/1/53 (4) 400 392
32,676
DISTRICT OF COLUMBIA  3.9%
Dist. of Columbia Income Tax Revenue, Series A, 5.00%, 6/1/42  6,125 6,388
Dist. of Columbia Income Tax Revenue, Series A, 5.00%, 6/1/43  3,425 3,547
Dist. of Columbia Income Tax Revenue, Series A, 5.25%, 5/1/48  6,000 6,145
Dist. of Columbia Income Tax Revenue, Series A, 5.25%, 6/1/50  12,600 13,025
District of Columbia Tobacco Settlement Fin., Series A, Zero
Coupon, 6/15/46  5,640 1,355
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/32  1,790 1,812

T. ROWE PRICE Summit Municipal Income Fund

Par/Shares $ Value
(Amounts in 000s)
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/37  360 359
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/42  495 463
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/52  935 807
District of Columbia, KIPP Project, 4.00%, 7/1/39  2,430 2,216
Metropolitan Washington Airports Auth. Aviation Revenue,
Series A, 5.50%, 10/1/43 (3) 1,200 1,262
Metropolitan Washington Airports Auth. Aviation Revenue,
Series A, 5.50%, 10/1/44 (3) 4,050 4,233
Metropolitan Washington Airports Auth., Aviation Revenue,
Series A, 5.00%, 10/1/49 (3) 7,000 6,845
Metropolitan Washington Airports Auth., Aviation Revenue,
Series A, 5.25%, 10/1/53 (3) 5,000 5,035
Metropolitan Washington Airports Auth., Aviation Revenue,
Series A, 5.50%, 10/1/54 (3) 4,400 4,507
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series A, 4.00%, 10/1/52 (2) 14,200 11,771
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series A, 5.00%, 10/1/44  7,250 7,283
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series B, 6.50%, 10/1/44  1,515 1,592
Washington Metropolitan Area Transit Auth., Series A, 4.125%,
7/15/47  8,455 7,466
Washington Metropolitan Area Transit Auth., Series A, 5.50%,
7/15/51  3,950 4,106
Washington Metropolitan Area Transit Auth., Green Bonds,
Series A, 4.00%, 7/15/46  7,500 6,522
Washington Metropolitan Area Transit Auth., Sustainability
Bonds, Second Lien, Series A, 5.25%, 7/15/59  6,090 6,206
Washington Metropolitan Area Transit Auth., Sustainability
Financed Bonds, Series A, 5.25%, 7/15/53  13,925 14,196
117,141
FLORIDA  4.9%
Alachua County HFA, East Ridge Retirement Village, 6.00%,
11/15/34 (8)(9) 569 9
Alachua County HFA, Shands Teaching Hosp. & Clinics, 4.00%,
12/1/49  4,000 3,291
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1,
5.00%, 10/1/30  520 553
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1,
5.00%, 10/1/32  400 419
Capital Trust Auth., Florida Institute of Technology Project,
Series A, 5.25%, 7/1/50 (4) 2,000 1,868

T. ROWE PRICE Summit Municipal Income Fund

Par/Shares $ Value
(Amounts in 000s)
Capital Trust Auth., Florida Institute of Technology Project,
Series A, 5.25%, 7/1/55 (4) 1,275 1,174
Central Florida Expressway Auth., Series B, 5.00%, 7/1/34
(Prerefunded 7/1/26) (6) 1,270 1,298
Duval County Public Schools, Series A, COP, 5.00%, 7/1/34 (2) 2,700 2,880
East Nassau Stewardship Dist., PDP No. 4 Project,
Series 2025, 6.00%, 5/1/45 (10) 4,100 4,085
Everest GMR Community Dev. Dist., 6.20%, 5/1/54  2,475 2,462
Florida Dev. Fin., Waste Disposal Revenue Bonds, VRDN,
6.125%, 7/1/32 (Tender 7/1/26) (3)(4) 5,500 5,561
Florida Higher Ed. Fac. Fin. Auth., Jacksonville Univ.,
Series A-1, 4.50%, 6/1/33 (4) 1,410 1,326
Florida Higher Ed. Fac. Fin. Auth., Jacksonville Univ.,
Series A-1, 4.75%, 6/1/38 (4) 1,515 1,337
Florida Higher Ed. Fac. Fin. Auth., Jacksonville Univ.,
Series A-1, 5.00%, 6/1/48 (4) 2,975 2,453
Greater Orlando Aviation Auth., 5.25%, 10/1/44 (3) 5,350 5,472
Greater Orlando Aviation Auth., Series A, 5.00%, 10/1/32 (3) 705 723
Greater Orlando Aviation Auth., Series A, 5.00%, 10/1/44 (3) 8,700 8,596
Greater Orlando Aviation Auth., Series A, 5.00%, 10/1/49 (3) 2,350 2,298
Greater Orlando Aviation Auth., Series A, 5.00%, 10/1/52 (3) 1,060 1,035
Hillsborough County Aviation Auth., Tampa Int'l. Airport,
Series B, 5.50%, 10/1/49 (3) 4,250 4,394
Hillsborough County Aviation Auth., Tampa Int'l. Airport,
Series E, 5.00%, 10/1/48 (3) 4,500 4,405
Hillsborough County IDA, BayCare Health System, Series C,
5.50%, 11/15/54  4,000 4,146
Hillsborough County Port Dist., Tampa Port. Auth., Series B,
5.00%, 6/1/30 (3) 580 606
Hillsborough County Port Dist., Tampa Port. Auth., Series B,
5.00%, 6/1/31 (3) 600 626
Hillsborough County Port Dist., Tampa Port. Auth., Series B,
5.00%, 6/1/46 (3) 3,525 3,441
Jacksonville Ed. Fac., Jacksonville Univ., Series B, 5.00%,
6/1/53 (4) 1,960 1,559
JEA Electric System, Series 3A, 4.00%, 10/1/37  3,395 3,349
JEA Water & Sewer System Revenue, Series A, 5.25%, 10/1/55  15,000 15,384
Kingston One Community Dev. Dist., Assessment Area One -
2025 Project, 6.00%, 5/1/57  5,000 4,893
Lakewood Ranch Stewardship Dist., Lakewood National Polo
Run, 5.375%, 5/1/47  980 982
Lee County Florida Airport Revenue, 5.25%, 10/1/54 (2)(3) 4,325 4,349
Lee County Florida Airport Revenue, Series A, 5.00%,
10/1/27 (3) 3,525 3,674
Lee County IDA, Health System, Series 1, 5.00%, 4/1/39  970 983

T. ROWE PRICE Summit Municipal Income Fund

Par/Shares $ Value
(Amounts in 000s)
Manatee County, Florida Revenue Improvement Bonds, 5.50%,
10/1/53  6,000 6,313
Miami-Dade County Aviation Revenue, Series A, 5.00%,
10/1/34 (3) 6,250 6,734
Miami-Dade County Aviation Revenue, Series A, 5.50%,
10/1/55 (3) 5,000 5,085
Miami-Dade County Seaport Dept., Series A, 5.25%,
10/1/52 (3) 3,015 2,989
Orange County HFA, Orlando Health Obligated Group, 4.00%,
10/1/52  6,825 5,615
Palm Beach County HFA, Active Retirement Life Community,
5.00%, 11/15/45  1,815 1,727
Palm Beach County HFA, Baptist Health, 4.00%, 8/15/49  3,000 2,441
Palm Beach County HFA, Toby & Leon Cooperman Sinai,
4.25%, 6/1/56  3,045 2,362
Sarasota County Public Hosp. Dist., Sarasota Memorial Hosp.,
5.00%, 7/1/41  7,000 7,000
South Miami HFA, Baptist Health South Florida, Series 2017,
4.00%, 8/15/47  7,000 5,834
Village Community Dev. Dist. No. 14, 5.375%, 5/1/42  1,010 1,020
Village Community Dev. Dist. No. 14, 5.50%, 5/1/53  2,545 2,547
149,298
GEORGIA  5.6%
Atlanta Airport Passenger Fac. Charge, Subordinate Lien
Green Bond, Series E, 5.25%, 7/1/41 (3) 1,100 1,140
Atlanta Airport Passenger Fac. Charge, Subordinate Lien
Green Bond, Series E, 5.25%, 7/1/43 (3) 8,250 8,430
Atlanta Dev. Auth., Georgia Proton Treatment Center,
Series A-1, 6.75%, 1/1/35 (8)(9) 835 434
Atlanta Dev. Auth., Georgia Proton Treatment Center,
Series A-1, 7.00%, 1/1/40 (8)(9) 3,405 1,771
Atlanta Dev. Auth., Gulch Enterprise Zone Project, Series 1,
Class A, STEP, 0.00%, 12/15/48 (4) 6,843 5,814
Atlanta Dev. Auth., Stadium, Series A-1, 5.25%, 7/1/40  1,605 1,606
Atlanta Dev. Auth., Stadium, Series A-1, 5.25%, 7/1/44  7,755 7,754
Atlanta, Social Bond, Series A-1, GO, 5.00%, 12/1/41  4,920 5,134
Burke County Dev. Auth., Georgia Power Plant Vogtle, First
Series, VRDN, PCR, 2.85%, 7/1/49  950 950
Cobb County Kennestone Hosp. Auth., Wellstar Health System,
RAC, 4.00%, 4/1/52  3,880 3,162
Cobb County Kennestone Hosp. Auth., Wellstar Health System,
Series A, VRDN, RAC, 1.85%, 4/1/47  13,400 13,400
Coweta County Water & Sewage Auth., 4.25%, 6/1/57  950 842
Fulton County Dev. Auth., WellStar Health, Series A, 4.00%,
4/1/50  2,080 1,733

T. ROWE PRICE Summit Municipal Income Fund

Par/Shares $ Value
(Amounts in 000s)
Fulton County Dev. Auth., WellStar Health, Series A, RAC,
5.00%, 4/1/47  1,000 982
Fulton County Dev. Auth., Woodruff Arts Center, 5.00%, 3/15/36  1,850 1,859
Fulton County Dev. Auth., Woodruff Arts Center, 5.00%, 3/15/44  2,590 2,569
Gainesville & Hall County CDA, Active Retirement
Communities, 5.00%, 11/15/33  1,410 1,423
Gainesville & Hall County Hosp. Auth., Northeast Georgia
Health System, Series A, 4.00%, 2/15/46  4,000 3,443
Gainesville & Hall County Hosp. Auth., Northeast Georgia
Health System, Series A, 4.00%, 2/15/51  3,500 2,897
George L Smith II Congress Center Auth., 4.00%, 1/1/36  1,130 1,122
George L Smith II Congress Center Auth., 4.00%, 1/1/54  13,645 10,944
George L Smith II Congress Center Auth., 5.00%, 1/1/54 (4) 2,690 2,373
Georgia Ports Auth., 5.00%, 7/1/47  5,840 5,953
Georgia State Road & Tollway Auth., Managed Lane System,
Series 2021A, 3.00%, 7/15/50  5,500 3,821
Georgia State Road & Tollway Auth., Managed Lane System,
Series A, 3.00%, 7/15/49  4,810 3,377
Georgia, Bidding Group 2, Series A, GO, 4.00%, 7/1/42  5,375 5,161
Griffin-Spalding County Hosp. Auth., WellStar Health, RAC,
5.00%, 4/1/37  1,060 1,073
Main Street Natural Gas, Series A, 5.00%, 5/15/31  2,820 2,930
Main Street Natural Gas, Series A, 5.00%, 5/15/32  1,760 1,820
Main Street Natural Gas, Series A, VRDN, 4.00%, 7/1/52
(Tender 9/1/27)  8,535 8,625
Main Street Natural Gas, Series B, VRDN, 5.00%, 12/1/52
(Tender 6/1/29)  4,400 4,591
Main Street Natural Gas, Series C, VRDN, 5.00%, 9/1/53
(Tender 9/1/30)  1,800 1,902
Main Street Natural Gas, Series E, VRDN, 5.00%, 5/1/55
(Tender 12/1/32)  19,315 20,276
Main Street Natural Gas, Georgia Municipal Gas Auth.,
Series C, VRDN, 4.00%, 3/1/50 (Tender 9/1/26)  4,990 5,001
Municipal Electric Auth. of Georgia, General Power Revenue,
Series 2018A, 5.00%, 1/1/26  480 485
Municipal Electric Auth. of Georgia, General Power Revenue,
Series 2018A, 5.00%, 1/1/27  905 934
Municipal Electric Auth. of Georgia, General Power Revenue,
Series 2018A, 5.00%, 1/1/28  250 264
Municipal Electric Auth. of Georgia, Plant Vogtle Units 3&4
Project, Series A, 5.00%, 1/1/49 (5) 5,765 5,764
Municipal Electric Auth. of Georgia, Power Revenue,
Series HH, 5.00%, 1/1/26  2,555 2,579
Municipal Electric Auth. of Georgia, Power Revenue,
Series HH, 5.00%, 1/1/27  1,435 1,482

T. ROWE PRICE Summit Municipal Income Fund

Par/Shares $ Value
(Amounts in 000s)
Municipal Electric Auth. of Georgia, Power Revenue,
Series HH, 5.00%, 1/1/28  1,515 1,601
Municipal Electric Auth. of Georgia, Project One Subordinated
Bonds, Series A, 5.25%, 1/1/54 (5) 4,100 4,180
Private Colleges & Univ. Auth., Emory Univ., Series A, 5.25%,
9/1/43  6,500 6,841
168,442
GUAM  0.0%
Guam Business Privilege Tax, Series F, 4.00%, 1/1/42  1,330 1,173
1,173
HAWAII  0.2%
Hawaii Airports System, Series A, 5.00%, 7/1/43 (3) 4,230 4,179
Hawaii Airports System, Series A, 5.50%, 7/1/54 (3) 3,000 3,089
7,268
IDAHO  0.2%
Idaho HFA, Series A, 5.25%, 8/15/48  3,100 3,196
Spring Valley Community Infrastructure Dist. No. 1, Special
Assessment Bonds, 3.75%, 9/1/51 (4) 2,582 2,305
5,501
ILLINOIS  2.3%
Chicago, Series A, GO, 5.50%, 1/1/49  2,150 2,074
Chicago O'Hare Int'l. Airport, Series A, 5.00%, 1/1/48 (3) 2,115 2,044
Chicago O'Hare Int'l. Airport, Senior Lien, Series A, 4.50%,
1/1/48 (3) 5,700 5,107
Chicago O'Hare Int'l. Airport, Senior Lien, Series A, 5.50%,
1/1/59 (3) 6,675 6,795
Chicago, Chicago Works, Series A, GO, 5.50%, 1/1/40  1,500 1,530
Chicago, Chicago Works, Series A, GO, 5.50%, 1/1/43  1,125 1,126
Cook County Sales Tax Revenue, Series A, 5.25%, 11/15/45  2,850 2,893
Illinois, GO, 5.00%, 2/1/39  820 853
Illinois, GO, 5.50%, 5/1/26  1,150 1,173
Illinois, Series A, GO, 5.00%, 10/1/31  705 737
Illinois, Series A, GO, 5.00%, 3/1/33  1,400 1,511
Illinois, Series A, GO, 5.00%, 3/1/35  1,900 2,001
Illinois, Series A, GO, 5.50%, 3/1/42  1,700 1,761
Illinois, Series A, GO, 5.50%, 3/1/47  2,575 2,616
Illinois, Series B, GO, 4.00%, 11/1/33  3,525 3,497
Illinois, Series B, GO, 5.00%, 10/1/31  1,060 1,108
Illinois, Series B, GO, 5.00%, 10/1/32  845 879
Illinois, Series B, GO, 5.25%, 5/1/47  900 902
Illinois, Series B, GO, 5.25%, 5/1/48  1,000 1,000
Illinois, Series B, GO, 5.25%, 5/1/49  1,000 996

T. ROWE PRICE Summit Municipal Income Fund

Par/Shares $ Value
(Amounts in 000s)
Illinois, Series B, GO, 5.50%, 5/1/47  5,325 5,419
Illinois Fin. Auth., Series C, 5.00%, 2/15/34  255 260
Illinois Fin. Auth., Series C, 5.00%, 2/15/34 (Prerefunded
2/15/27) (6) 50 52
Illinois Fin. Auth., Series C, 5.00%, 2/15/36  375 380
Illinois Fin. Auth., Series C, 5.00%, 2/15/36 (Prerefunded
2/15/27) (6) 75 78
Illinois Fin. Auth., Series C, 5.00%, 2/15/41  680 683
Illinois Fin. Auth., Series C, 5.00%, 2/15/41 (Prerefunded
2/15/27) (6) 630 653
Illinois Fin. Auth., Depaul College, 5.625%, 8/1/53 (4) 1,100 1,102
Illinois Fin. Auth., OSF Healthcare System, Series C, VRDN,
2.00%, 11/15/37  4,000 4,000
Illinois State Toll Highway Auth., Series A, 5.25%, 1/1/45  6,875 7,114
Metropolitan Pier & Exposition Auth., McCormick Place, 5.00%,
6/15/50  3,365 3,265
Metropolitan Pier & Exposition Auth., McCormick Place, Zero
Coupon, 6/15/36  1,180 730
Metropolitan Pier & Exposition Auth., McCormick Place, Zero
Coupon, 6/15/40  1,150 546
Metropolitan Pier & Exposition Auth., McCormick Place,
Series A, 5.00%, 6/15/29  800 832
Regional Transportation Auth., Series A, 6.00%, 7/1/33 (11) 1,410 1,600
Regional Transportation Auth., Series B, 5.50%, 6/1/27 (11) 1,705 1,772
69,089
INDIANA  0.9%
Indiana Fin. Auth., Depauw Univ. Project, Series A, 5.50%,
7/1/52  6,000 5,893
Indiana Fin. Auth., Indiana Univ. Health, Series C, 5.25%,
10/1/44  4,650 4,859
Indiana Fin. Auth., Republic Services Project, Series A, VRDN,
3.95%, 5/1/28 (Tender 9/2/25) (3) 4,600 4,602
Indiana Fin. Auth., Student Housing Project, Series 2023A,
5.00%, 6/1/53  4,285 4,010
Indiana Fin. Auth., Student Housing Project, Series A, 5.00%,
6/1/43  855 834
Valparaiso, Pratt Paper, 4.875%, 1/1/44 (3)(4) 2,025 1,892
Whiting, BP Products, VRDN, 5.00%, 12/1/44 (Tender
6/5/26) (3) 3,825 3,876
25,966
IOWA  0.1%
Iowa Fin. Auth., Unity Point Health Project, Series B-1, VRDN,
1.85%, 2/15/39  700 700

T. ROWE PRICE Summit Municipal Income Fund

Par/Shares $ Value
(Amounts in 000s)
Iowa Fin. Auth., Unity Point Health Project, Series B-2, VRDN,
1.85%, 2/15/39  3,300 3,300
4,000
KANSAS  0.1%
Overland Park Sales Tax Revenue, Bluhawk Star Bond Project,
Series A, 6.50%, 11/15/42 (4) 4,050 4,191
4,191
KENTUCKY  1.5%
Ashland, Ashland Medical Center, 4.00%, 2/1/33  415 406
Ashland, Ashland Medical Center, 4.00%, 2/1/35  335 318
Ashland, Ashland Medical Center, 4.00%, 2/1/38  455 418
Ashland, Ashland Medical Center, 5.00%, 2/1/32  230 236
Henderson, Pratt Paper Project, Series A, 4.70%, 1/1/52 (3)(4) 1,000 876
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/37  1,130 1,133
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/41  1,000 970
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/45  3,030 2,873
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.25%, 6/1/41  1,570 1,565
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.25%, 6/1/50  3,405 3,213
Kentucky Public Energy Auth., Series A, VRDN, 5.00%, 5/1/55  3,260 3,420
Kentucky Public Energy Auth., Series A-1, VRDN, 5.25%,
4/1/54 (Tender 2/1/32)  4,295 4,604
Kentucky Public Energy Auth., Series B, VRDN, 5.00%, 1/1/55
(Tender 8/1/32)  7,225 7,641
Kentucky Public Energy Auth., Series C, VRDN, 4.00%, 2/1/50
(Tender 2/1/28)  5,125 5,148
Louisville & Jefferson County, North Healthcare, Series B,
VRDN, 1.80%, 10/1/53  12,100 12,100
44,921
LOUISIANA  0.7%
Louisiana Public Fac. Auth., I-10 Calcasieu River Bridge,
5.75%, 9/1/64 (3) 6,190 6,284
Louisiana Public Fac. Auth., Waste Pro USA Project, VRDN,
6.75%, 10/1/53 (Tender 10/1/28) (3)(4) 1,400 1,469
New Orleans Aviation Board, General Airport, Series D-2,
5.00%, 1/1/38 (3) 885 887
New Orleans Aviation Board, General Airport North Terminal
Project, Series A, 5.00%, 1/1/43  1,315 1,314
New Orleans Water System, 5.00%, 12/1/45 (Prerefunded
12/1/25) (6) 3,875 3,905

T. ROWE PRICE Summit Municipal Income Fund

Par/Shares $ Value
(Amounts in 000s)
Saint John the Baptist Parish, Marathon Oil, VRDN, 4.05%,
6/1/37 (Tender 7/1/26)  4,400 4,437
Saint John the Baptist Parish, Marathon Oil, Series A-3, VRDN,
2.20%, 6/1/37 (Tender 7/1/26)  1,080 1,071
Saint John the Baptist Parish, Marathon Oil, Series B-2, VRDN,
2.375%, 6/1/37 (Tender 7/1/26)  705 700
20,067
MAINE  0.0%
Fin. Auth. of Maine, Casella Waste Systems, VRDN, 4.625%,
12/1/47 (Tender 6/1/35) (3)(4) 1,000 956
956
MARYLAND  4.4%
Anne County Arundel, GO, 4.00%, 10/1/53  1,000 854
Anne County Arundel, GO, 5.00%, 10/1/46  4,415 4,538
Baltimore City, Convention Center Hotel, 5.00%, 9/1/36  2,080 2,082
Baltimore City, Convention Center Hotel, 5.00%, 9/1/46  1,575 1,457
Baltimore City, Harbor Point Project, 4.75%, 6/1/31  2,100 2,113
Baltimore City, Wastewater, Series C, 5.00%, 7/1/33  2,245 2,247
Baltimore City, Water, 5.00%, 7/1/31  1,520 1,522
Frederick County, Public Facilities Project, Series A, GO,
2.00%, 10/1/40  9,515 6,580
Gaithersburg, Asbury Obligated Group, Series A, 5.00%, 1/1/33  310 314
Gaithersburg, Asbury Obligated Group, Series A, 5.00%, 1/1/36  210 211
Maryland CDA, Series A, 4.50%, 9/1/48  1,070 1,087
Maryland CDA, Series D, 3.25%, 9/1/50  5,800 5,777
Maryland DOT, Series A, 5.25%, 8/1/49 (2)(3) 5,825 5,793
Maryland DOT, Series B, 4.00%, 8/1/37 (3) 1,485 1,421
Maryland DOT, Series B, 4.00%, 8/1/38 (3) 1,370 1,293
Maryland Economic Dev., Series A, 5.00%, 11/12/28 (3) 3,700 3,739
Maryland Economic Dev., Series B, 5.25%, 6/30/52 (3) 2,500 2,360
Maryland Economic Dev., Series B, 5.25%, 6/30/55 (3) 6,600 6,182
Maryland Economic Dev., Annapolis Mobility & Resilience
Project, 5.00%, 12/31/42  2,270 2,271
Maryland Economic Dev., College Park Leonardtown Project,
5.125%, 7/1/59 (2) 8,225 8,097
Maryland Economic Dev., Port Covington Project, 4.00%,
9/1/50  810 642
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%,
1/1/36  1,020 1,033
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%,
1/1/46  4,375 4,356
Maryland HHEFA, LifeBridge Health, 5.00%, 7/1/47  5,000 4,878
Maryland HHEFA, LifeBridge Health, 5.00%, 7/1/54  1,380 1,363
Maryland HHEFA, LifeBridge Health, 5.25%, 7/1/54  3,460 3,518

T. ROWE PRICE Summit Municipal Income Fund

Par/Shares $ Value
(Amounts in 000s)
Maryland HHEFA, MedStar Health, 5.00%, 8/15/33  3,175 3,177
Maryland HHEFA, MedStar Health, Series A, 5.00%, 5/15/45  3,790 3,746
Maryland HHEFA, Stevenson Univ. Project, Series A, 4.00%,
6/1/46  1,410 1,161
Maryland HHEFA, Stevenson Univ. Project, Series A, 4.00%,
6/1/51  2,900 2,301
Maryland HHEFA, Stevenson Univ. Project, Series A, 4.00%,
6/1/55  1,295 1,003
Maryland HHEFA, Univ. of Maryland Medical System,
Series C-1, VRDN, 2.75%, 7/1/55  1,100 1,100
Maryland Stadium Auth., Baltimore City Public Schools
Construction & Revitalization, 5.00%, 5/1/35  2,820 2,928
Maryland Stadium Auth., Baltimore City Public Schools
Construction & Revitalization, Series A, 5.00%, 5/1/42  4,080 4,122
Maryland Stadium Auth., Baltimore City Public Schools
Construction & Revitalization, Series A, 5.00%, 5/1/47  9,090 9,111
Maryland Stadium Auth., Baltimore City Public Schools
Construction & Revitalization, Series B, 5.00%, 5/1/47  1,760 1,812
Maryland Stadium Auth., Built to Learn Revenue, Series A,
4.00%, 6/1/52  4,000 3,382
Montgomery County, Consolidated Public Improvement Project,
Series A, GO, 2.00%, 8/1/41  6,500 4,321
Rockville, Ingelside at King Farm, Series B, 5.00%, 11/1/42  1,760 1,592
Rockville, Ingleside at King Farm, Series A-2, 5.00%, 11/1/31  210 212
Univ. System of Maryland, Series A, 4.00%, 4/1/43  2,150 1,973
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/36  1,410 1,353
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/42  2,115 1,866
Washington Suburban Sanitary Commission, 2.25%, 6/1/39  11,200 8,449
Washington Suburban Sanitary Commission, Consolidated
Public Improvement, 4.00%, 6/1/45  3,525 3,193
132,530
MASSACHUSETTS  1.1%
Massachusetts, Series C, GO, 3.00%, 3/1/47  4,000 2,883
Massachusetts, Series C, GO, 5.00%, 6/1/44  5,000 5,181
Massachusetts, Series D, GO, 5.00%, 10/1/52  3,000 3,026
Massachusetts Bay Transportation Auth. Sales Tax Revenue,
Series B, 5.25%, 7/1/54  9,950 10,270
Massachusetts Dev. Fin. Agency, Merrimack College Student
Housing Project, Series A, 5.00%, 7/1/54 (4) 700 623
Massachusetts Ed. Fin. Auth., Series B, 4.25%, 7/1/46 (3) 4,825 4,078
Massachusetts Port Auth., Series B, 4.00%, 7/1/46 (3) 7,500 6,417
32,478

T. ROWE PRICE Summit Municipal Income Fund

Par/Shares $ Value
(Amounts in 000s)
MICHIGAN  1.9%
Detroit, GO, 5.00%, 4/1/27  565 582
Detroit, GO, 5.50%, 4/1/32  415 449
Detroit, GO, 5.50%, 4/1/34  235 251
Detroit, GO, 5.50%, 4/1/36  305 322
Detroit, GO, 5.50%, 4/1/38  690 721
Detroit, GO, 5.50%, 4/1/40  475 491
Detroit, GO, 5.50%, 4/1/45  355 359
Detroit, GO, 5.50%, 4/1/50  705 708
Great Lakes Water Auth. Sewage Disposal, Series A, 5.25%,
7/1/47  7,900 8,123
Great Lakes Water Auth. Sewage Disposal, Series C, 5.00%,
7/1/36  1,885 1,902
Great Lakes Water Auth. Water Supply, Series A, 5.25%, 7/1/47  5,885 6,051
Great Lakes Water Auth. Water Supply, Second Lien, Series D,
5.25%, 7/1/42  3,580 3,774
Kentwood Economic Dev., Holland Home Obligated Group,
4.00%, 11/15/31  585 568
Kentwood Economic Dev., Holland Home Obligated Group,
4.00%, 11/15/43  885 703
Michigan Fin. Auth. Uni. of Detroit Mercy, 5.625%, 11/1/52  5,450 5,299
Michigan Fin. Auth., Henry Ford Health System, 5.00%,
11/15/34  2,275 2,316
Michigan Fin. Auth., Henry Ford Health System, 5.00%,
11/15/37  2,470 2,499
Michigan Fin. Auth., McLaren Health Care, 5.00%, 2/15/37  980 1,010
Michigan Fin. Auth., McLaren Health Care, 5.00%, 2/15/38  1,410 1,443
Michigan Fin. Auth., McLaren Health Care, 5.00%, 2/15/39  6,175 6,286
Michigan Fin. Auth., McLaren Health Care, Series B, 5.00%,
5/15/35  3,525 3,526
Michigan Trunk Line Revenue, Rebuilding Michigan Program,
5.50%, 11/15/49  2,870 2,999
Wayne County, Series C, 5.00%, 12/1/37 (2)(3)(4) 7,050 7,106
57,488
MINNESOTA  0.7%
Minneapolis-St. Paul Metropolitan Airports Commission, Private
Activity, Series B, 5.25%, 1/1/49 (3) 6,000 6,032
Minnesota, Series B, GO, 4.00%, 8/1/42  8,000 7,552
Minnesota Housing Fin. Agency, Series L, 6.50%, 1/1/55  3,115 3,503
Minnesota Housing Fin. Agency, Series O, 6.25%, 1/1/55  2,965 3,305
Woodbury, Math & Science Academy, 5.50%, 6/1/55 (4) 2,000 1,798
22,190

T. ROWE PRICE Summit Municipal Income Fund

Par/Shares $ Value
(Amounts in 000s)
MISSISSIPPI  0.0%
Warren County, Int'l. Paper, 4.00%, 9/1/32  1,000 1,004
1,004
MISSOURI  0.9%
HEFA of Missouri, Mercy Health, 3.00%, 6/1/53  4,000 2,643
HEFA of Missouri, Mercy Health, 5.50%, 12/1/48  2,080 2,144
HEFA of Missouri, SSM Health, Series F, VRDN, 2.80%, 6/1/36  3,310 3,310
Missouri HEFA, SSM Health Care, Series F, VRDN, 1.80%,
6/1/44  5,650 5,650
Phelps County, Phelps Health, 5.75%, 12/1/45  1,500 1,564
Phelps County, Phelps Health, 6.00%, 12/1/55  2,875 2,974
Saint Louis County IDA, Friendship Village, 5.00%, 9/1/48  4,715 4,244
Saint Louis County IDA, Friendship Village, Series A, 5.00%,
9/1/38  530 527
Saint Louis County IDA, Friendship Village, Series A, 5.125%,
9/1/48  1,375 1,259
Saint Louis County IDA, Saint Andrews Resources for Seniors,
Series A, 5.125%, 12/1/45  580 498
Saint Louis IDA, Ballpark Village, Series A, 3.875%, 11/15/29  45 43
Saint Louis IDA, Ballpark Village, Series A, 4.375%, 11/15/35  415 374
Saint Louis IDA, Ballpark Village, Series A, 4.75%, 11/15/47  355 299
25,529
NEBRASKA  0.6%
Central Plains Energy Project, Series 1, VRDN, 5.00%, 5/1/53
(Tender 10/1/29)  4,035 4,198
Central Plains Energy Project, Series A-1, VRDN, 5.00%,
8/1/55 (Tender 8/1/31)  14,075 14,941
19,139
NEVADA  0.7%
Clark County Dept. of Aviation, Airport Improvement, Series B,
5.00%, 7/1/27 (3) 4,000 4,154
Las Vegas Convention & Visitors Auth., Series B, 5.00%, 7/1/33  1,475 1,564
Las Vegas Convention & Visitors Auth., Series B, 5.00%, 7/1/43  7,615 7,547
Las Vegas Redev. Agency, 5.00%, 6/15/40  2,265 2,236
Las Vegas Redev. Agency, 5.00%, 6/15/45  1,790 1,703
Reno-Tahoe Airport Auth., Reno-Tahoe Int'l. Airport, Series A,
5.25%, 7/1/49 (3) 3,550 3,540
20,744
NEW HAMPSHIRE  0.8%
New Hampshire Business Fin. Auth., Series 2020-1, Class A,
4.125%, 1/20/34  3,625 3,587
New Hampshire Business Fin. Auth., Series 2023-2, Class A,
3.875%, 1/20/38  2,682 2,438

T. ROWE PRICE Summit Municipal Income Fund

Par/Shares $ Value
(Amounts in 000s)
New Hampshire Business Fin. Auth., Series 2024-1, Class A,
4.25%, 7/1/51 (Prerefunded 7/20/41) (6) 4,998 4,743
New Hampshire Business Fin. Auth., Series 2024-2, Class A,
3.625%, 8/20/39  2,754 2,507
New Hampshire Business Fin. Auth., Series 2025-1, Class A,
4.75%, 6/20/41 (Tender 6/1/35)  6,148 6,134
New Hampshire Business Fin. Auth., Series 2025-1, Class A-2,
VR, 4.087%, 1/20/41  698 620
New Hampshire Business Fin. Auth.
Fin. Auth., Series A, Class A, VR, 4.034%, 10/20/51
(Prerefunded 10/20/41) (6) 4,378 3,998
New Hampshire Business Fin. Auth., The Wildflower Project,
Zero Coupon, 12/15/33 (4) 875 530
24,557
NEW JERSEY  2.7%
Hudson County Improvement Auth., Hudson County
Courthouse Project, 4.00%, 10/1/33  1,410 1,452
New Jersey Economic Dev. Auth., Continental Airlines,
Series B, 5.625%, 11/15/30 (3) 1,760 1,762
New Jersey Economic Dev. Auth., Cranes Mill Project, 5.00%,
1/1/39  1,190 1,152
New Jersey Economic Dev. Auth., Goethals Bridge, 5.00%,
1/1/31 (2)(3) 705 706
New Jersey Economic Dev. Auth., Goethals Bridge, 5.125%,
7/1/42 (2)(3) 775 775
New Jersey Economic Dev. Auth., Goethals Bridge, 5.375%,
1/1/43 (3) 6,115 6,118
New Jersey Economic Dev. Auth., Goethals Bridge, 5.625%,
1/1/52 (3) 1,435 1,436
New Jersey Economic Dev. Auth., Port Newark Container
Terminal, 5.00%, 10/1/37 (3) 4,775 4,793
New Jersey Economic Dev. Auth., Port Newark Container
Terminal, 5.00%, 10/1/47 (3) 3,085 2,894
New Jersey Economic Dev. Auth., Repauno Port & Rail
Terminal Project, 6.375%, 1/1/35 (3)(4) 350 355
New Jersey Economic Dev. Auth., Repauno Port & Rail
Terminal Project, 6.625%, 1/1/45 (3)(4) 1,200 1,220
New Jersey Economic Dev. Auth., Transit Transportation
Project, 4.00%, 11/1/38  705 657
New Jersey Economic Dev. Auth., Transit Transportation
Project, 4.00%, 11/1/44  1,585 1,373
New Jersey EFA, Princeton Univ., Series B, 5.25%, 3/1/54  5,055 5,239
New Jersey HCFFA, Barnabas Health, 3.00%, 7/1/51  10,100 7,052
New Jersey HCFFA, Hackensack Meridian Health, Series A,
5.25%, 7/1/57  1,410 1,396

T. ROWE PRICE Summit Municipal Income Fund

Par/Shares $ Value
(Amounts in 000s)
New Jersey HCFFA, RWJ Barnabas Health, Series A, 5.00%,
7/1/43  5,625 5,505
New Jersey Transportation Trust Fund Auth., 5.25%, 6/15/46  1,260 1,285
New Jersey Transportation Trust Fund Auth., 5.25%, 6/15/46
(Prerefunded 12/15/32) (6) 1,330 1,532
New Jersey Transportation Trust Fund Auth., Series A, 4.00%,
6/15/42  4,830 4,323
New Jersey Transportation Trust Fund Auth., Series A, 5.25%,
6/15/41  1,100 1,150
New Jersey Transportation Trust Fund Auth., Series AA, 5.00%,
6/15/42  3,025 3,097
New Jersey Transportation Trust Fund Auth., Series BB, 5.00%,
6/15/46  1,650 1,655
New Jersey Turnpike Auth., Series A, 4.00%, 1/1/42  9,275 8,492
New Jersey Turnpike Auth., Series A, 5.00%, 1/1/43  4,750 4,925
New Jersey Turnpike Auth., Series B, 5.25%, 1/1/52  5,050 5,175
Tobacco Settlement Fin., Series A, 5.25%, 6/1/46  7,115 7,061
82,580
NEW YORK  11.1%
Build New York City Resource, Pratt Paper, 5.00%, 1/1/35 (3)
(4) 1,020 1,020
Build New York City Resource, Success Academy Charter
Schools Project, 5.00%, 9/1/38  1,485 1,537
Dormitory Auth. of the State of New York, Series 2022A, 5.00%,
3/15/46  5,395 5,401
Dormitory Auth. of the State of New York, Series A, 3.00%,
7/1/48  3,800 2,557
Dormitory Auth. of the State of New York, Series A, 3.50%,
3/15/52  2,250 1,704
Dormitory Auth. of the State of New York, Series A, 4.00%,
3/15/35  5,150 5,197
Dormitory Auth. of the State of New York, Series A, 4.00%,
3/15/54  9,395 7,858
Dormitory Auth. of the State of New York, Series A, 5.00%,
3/15/51  18,525 18,670
Dormitory Auth. of the State of New York, Series B, 5.00%,
3/15/51  10,000 10,101
Dormitory Auth. of the State of New York, Series E, 3.00%,
3/15/41  2,000 1,606
Dormitory Auth. of the State of New York, Cornell Univ.,
Series A, 5.50%, 7/1/54  6,625 6,972
Dormitory Auth. of the State of New York, Montefiore Obligated
Group, Series A, 5.00%, 8/1/35  5,175 5,220
Dormitory Auth. of the State of New York, Orange Regional
Medical Center, 5.00%, 12/1/27 (4) 1,300 1,312

T. ROWE PRICE Summit Municipal Income Fund

Par/Shares $ Value
(Amounts in 000s)
Dormitory Auth. of the State of New York, Personal Income Tax,
Series E, 4.00%, 3/15/49  6,000 5,104
Dormitory Auth. of the State of New York, School Dist.,
Unrefunded Balance, Series A, 5.00%, 10/1/25  40 40
Dormitory Auth. of the State of New York, The New School,
Series A, 5.00%, 7/1/37  1,840 1,854
Dormitory Auth. of the State of New York, Unrefunded Balance,
Series A, 5.25%, 3/15/52  2,025 2,079
Dormitory Auth. of the State of New York, White Plains Hosp.
Obligated Group, 5.25%, 10/1/49  2,100 2,079
Empire State Dev., Series A, 5.00%, 3/15/50  11,395 11,508
Empire State Dev., Personal Income Tax, Series C, 5.00%,
3/15/47  3,525 3,515
Glen Cove Local Economic Assistance, Garvies Point, Series A,
5.00%, 1/1/56  525 402
Glen Cove Local Economic Assistance, Garvies Point, Series B,
Zero Coupon, 1/1/45  6,060 1,566
Glen Cove Local Economic Assistance, Garvies Point,
Series C, 5.63%, 1/1/55  680 580
Metropolitan Transportation Auth., Series B, 5.25%,
11/15/26 (2) 2,820 2,912
Metropolitan Transportation Auth., Green Bond, Series A-1,
5.00%, 11/15/49  7,230 7,010
New York City, Series A-4, GO, VRDN, 2.85%, 8/1/44  3,700 3,700
New York City, Series C-1, GO, 5.00%, 9/1/42  4,505 4,663
New York City, Series C-1, GO, 5.25%, 9/1/45  5,850 6,052
New York City, Series D, GO, 5.00%, 12/1/42  3,525 3,565
New York City, Series D-1, GO, 5.50%, 5/1/44  1,175 1,236
New York City, Series D-1, GO, 5.50%, 5/1/46  1,750 1,827
New York City, Series E, GO, 5.00%, 8/1/44  5,000 5,103
New York City Housing Dev., 8 Spruce Street, Series 2024,
Class E, 4.375%, 12/15/43 (Prerefunded 12/15/31) (6) 2,820 2,889
New York City Housing Dev., 8 Spruce Street, Series 2024,
Class F, 5.25%, 12/15/43 (Prerefunded 12/15/31) (6) 550 563
New York City Housing Dev., Sustainable Bonds, Series C,
2.75%, 2/1/51  4,850 3,095
New York City Housing Dev., Sustainable Development Bonds,
Series C-2, VRDN, 3.75%, 5/1/65 (Tender 7/2/29)  2,725 2,761
New York City Housing Dev., Sustainable Neighborhood Bonds,
3.95%, 11/1/43  1,945 1,765
New York City Municipal Water Fin. Auth., Series AA-1, 5.25%,
6/15/52  2,750 2,807
New York City Municipal Water Fin. Auth., Series CC-1, 5.25%,
6/15/54  4,025 4,133
New York City Municipal Water Fin. Auth., Series DD, 4.125%,
6/15/46  1,250 1,131

T. ROWE PRICE Summit Municipal Income Fund

Par/Shares $ Value
(Amounts in 000s)
New York City Municipal Water Fin. Auth., Second General
Resolution, Series CC, VRDN, 2.75%, 6/15/41  200 200
New York City Municipal Water Fin. Auth., Second General
Resolution, Series EE, 5.00%, 6/15/40  6,805 6,922
New York City Transitional Fin. Auth., Series E, 5.00%, 11/1/53  3,625 3,638
New York City Transitional Fin. Auth., Series F-1, 5.25%, 2/1/53  18,500 18,992
New York City Transitional Fin. Auth., Future tax, Series H-1,
5.50%, 11/1/51  2,250 2,365
New York City Transitional Fin. Auth., Future Tax, Series H-1,
5.25%, 11/1/45  5,000 5,226
New York City Transitional Fin. Auth., Future Tax Secured
Revenue, 4.00%, 11/1/37  1,060 1,018
New York City Transitional Fin. Auth., Future Tax Secured
Revenue, Series A-1, 4.00%, 11/1/38  3,210 3,030
New York City Transitional Fin. Auth., Future Tax Secured
Revenue, Series B-1, 5.00%, 8/1/38  3,525 3,621
New York City Transitional Fin. Auth., Future Tax Secured
Revenue, Series C-1, 4.00%, 5/1/39  1,175 1,107
New York City Transitional Fin. Auth., Future Tax Secured
Revenue, Series C-1, 4.00%, 5/1/44  2,370 2,106
New York City Transitional Fin. Auth., Future Tax Secured
Revenue, Series F-1, 5.25%, 2/1/40  3,500 3,734
New York Liberty Dev., 1 World Trade Center, Series 1WTC,
3.00%, 2/15/42  6,525 5,058
New York Liberty Dev., 1 World Trade Center, Series 1WTC,
4.00%, 2/15/43  1,030 921
New York Liberty Dev., 3 World Trade Center, Series 2, Class 2,
5.15%, 11/15/34 (4) 1,230 1,230
New York Liberty Dev., 3 World Trade Center, Series 2, Class 2,
5.375%, 11/15/40 (4) 2,470 2,434
New York Liberty Dev., Bank of America Tower at One Bryant
Park, Class 3, 2.80%, 9/15/69  2,010 1,833
New York State Dormitory Auth., Series E, 3.00%, 3/15/51  3,000 2,035
New York State Housing Fin. Agency, Series M-2, 0.75%,
11/1/25  95 94
New York State Housing Fin. Agency, 330 Riverdale Avenue
Apartments, Series A, VRDN, 1.70%, 11/1/41  2,450 2,450
New York State Thruway Auth., Series B, 4.00%, 1/1/38  13,930 13,660
New York Transportation Dev., 5.00%, 12/1/39 (3) 1,025 1,029
New York Transportation Dev., 5.00%, 12/1/40 (3) 675 673
New York Transportation Dev., 5.00%, 12/1/41 (3) 675 666
New York Transportation Dev., 5.00%, 12/1/42 (3) 675 660
New York Transportation Dev., 5.125%, 6/30/60 (2)(3) 3,500 3,321
New York Transportation Dev., 5.375%, 6/30/60 (3) 4,145 3,940
New York Transportation Dev., 6.00%, 6/30/59 (3) 9,375 9,606

T. ROWE PRICE Summit Municipal Income Fund

Par/Shares $ Value
(Amounts in 000s)
New York Transportation Dev., American Airlines, 5.00%,
8/1/31 (3) 1,025 1,025
New York Transportation Dev., Delta Airlines, 5.00%, 1/1/27 (3) 6,000 6,102
New York Transportation Dev., Delta Airlines, LaGuardia Airport,
5.00%, 1/1/34 (3) 2,115 2,142
New York Transportation Dev., Delta Airlines, LaGuardia Airport,
5.00%, 10/1/35 (3) 6,960 7,043
New York Transportation Dev., JFK Airport Terminal 6 Redev.
Project, Series A, 5.25%, 12/31/54 (2)(3) 24,500 23,988
New York Transportation Dev., John F. Kennedy Int'l. Airport
New Terminal One Project, 5.50%, 6/30/54 (3) 8,760 8,450
New York Transportation Dev., John F. Kennedy Int'l. Airport
New Terminal One Project, 6.00%, 6/30/55 (3) 2,475 2,543
Onondaga County Trust for Cultural Resources, Syracuse
University Project, 4.00%, 12/1/41  1,900 1,773
Onondaga County Trust for Cultural Resources, Syracuse
University Project, 4.00%, 12/1/49  6,000 5,099
Port Auth. of New York & New Jersey, Consolidated Bonds,
Series 206, 5.00%, 11/15/42 (3) 4,475 4,426
Port Auth. of New York & New Jersey, Consolidated Bonds,
Series 223, 4.00%, 7/15/61 (3) 3,250 2,539
Port Auth. of New York & New Jersey, Consolidated Bonds,
Series 236, 5.00%, 1/15/47 (3) 9,500 9,465
Suffolk County Water Auth., Series B, 3.25%, 6/1/42  4,400 3,616
Tender Option Bond Trust Receipts, Series 2025, VRDN,
2.32%, 11/1/60 (4) 1,400 1,400
334,274
NORTH CAROLINA  2.6%
Charlotte Water & Sewer System Revenue, 5.00%, 7/1/54  10,000 10,207
Charlotte-Mecklenburg Hosp. Auth., Carolinas Healthcare
System, Series C, VRDN, 2.85%, 1/15/37  900 900
Forsyth County, Series B, GO, 2.00%, 3/1/37  4,150 3,220
Greater Asheville Regional Airport Auth., Series A, 5.50%,
7/1/47 (2)(3) 7,615 7,747
North Carolina Housing Fin. Agency, Series A, 4.70%, 7/1/50  4,250 4,022
North Carolina Housing Fin. Agency, Series A, 6.25%, 1/1/55  5,210 5,675
North Carolina Medical Care Commission, Salemtowne, 5.25%,
10/1/35  705 691
North Carolina Medical Care Commission, Sharon Towers,
Series A, 5.00%, 7/1/39  1,020 992
North Carolina Medical Care Commission, Sharon Towers,
Series A, 5.00%, 7/1/44  1,490 1,368
North Carolina Medical Care Commission, Sharon Towers,
Series A, 5.00%, 7/1/49  705 623

T. ROWE PRICE Summit Municipal Income Fund

Par/Shares $ Value
(Amounts in 000s)
North Carolina Medical Care Commission, Vidant Health,
5.00%, 6/1/40  3,955 3,941
North Carolina Municipal Power Agency #1, Catawba, Series A,
5.00%, 1/1/28  2,395 2,419
North Carolina Turnpike Auth., 5.00%, 1/1/40  7,900 7,988
North Carolina Turnpike Auth., Triangle Expressway, Series A,
5.00%, 1/1/58 (2) 22,000 21,778
Raleigh Durham Airport Auth., Series A, 5.00%, 5/1/35 (3) 705 733
Union County, Series C, GO, 2.50%, 9/1/37  4,590 3,780
Union County, Series C, GO, 2.50%, 9/1/38  4,000 3,194
79,278
OHIO  1.5%
Buckeye Tobacco Settlement Fin. Auth., Series B-2, Class 2,
5.00%, 6/1/55  17,025 13,829
Cleveland-Cuyahoga County Port Auth., Museum of Natural
History, 4.00%, 7/1/40  215 200
Cleveland-Cuyahoga County Port Auth., Museum of Natural
History, 4.00%, 7/1/41  245 222
Cleveland-Cuyahoga County Port Auth., Museum of Natural
History, 4.00%, 7/1/51  2,705 2,169
Cuyahoga County, MetroHealth System, 5.50%, 2/15/52  3,395 3,223
Cuyahoga County, MetroHealth System, 5.50%, 2/15/57  2,425 2,269
Franklin County Convention Fac. Auth., Greater Columbus
Convention Center Hotel Expansion Project, 5.00%, 12/1/44  2,855 2,629
Franklin County Convention Fac. Auth., Greater Columbus
Convention Center Hotel Expansion Project, 5.00%, 12/1/51  3,945 3,449
Hamilton County, Cincinnati Children's Hosp., Series CC,
5.00%, 11/15/49  2,750 2,784
Hamilton County, Life Enriching Communities, 5.00%, 1/1/36  1,060 1,062
Hamilton County, Life Enriching Communities, 5.00%, 1/1/46  2,960 2,769
Hamilton County, Life Enriching Communities, Series A, 5.00%,
1/1/52  705 632
Ohio, Series A, 5.00%, 1/15/50  5,640 5,352
Ohio Air Quality Dev. Auth., Pratt Paper, 4.25%, 1/15/38 (3)(4) 400 380
Ohio Housing Fin. Agency, Silver Birch Of Mansfield Project,
6.00%, 1/1/45 (4) 1,625 1,502
Port of Greater Cincinnati Dev. Auth., Duke Energy Convention
Center Project, Series B, 4.375%, 12/1/58 (2) 2,985 2,601
Port of Greater Cincinnati Dev. Auth., RBM Phase 3 Garage
Project, 5.00%, 12/1/44  1,000 948
Port of Greater Cincinnati Dev. Auth., RBM Phase 3 Garage
Project, 5.125%, 12/1/55  300 273
46,293

T. ROWE PRICE Summit Municipal Income Fund

Par/Shares $ Value
(Amounts in 000s)
OKLAHOMA  0.9%
Oklahoma County Fin. Auth., Series EX, 2.00%, 12/1/47  158 8
Oklahoma County Fin. Auth., Series EX, 5.875%, 12/1/47  768 475
Oklahoma DFA, OU Medicine Project, Series B, 5.25%, 8/15/48  1,115 1,040
Oklahoma Turnpike Auth., Senior, 4.50%, 1/1/53  3,800 3,538
Oklahoma Turnpike Auth., Senior, 5.50%, 1/1/53  14,760 15,308
Oklahoma Turnpike Auth., Senior, Series A, 5.50%, 1/1/54  5,575 5,875
Tulsa County Ind. Auth., Montereau Project, 5.25%, 11/15/45  1,640 1,557
27,801
OREGON  0.2%
Oregon Fac. Auth., Legacy Health, Series B, 5.00%, 6/1/30  1,700 1,843
Port of Portland Airport, Series 24B, 5.00%, 7/1/42 (3) 2,115 2,107
Port of Portland Airport, Series A, 4.00%, 7/1/39 (3) 3,525 3,297
7,247
PENNSYLVANIA  2.4%
Allegheny County Airport Auth., Pittsburgh Int'l. Airport,
Series A, 5.50%, 1/1/53 (2)(3) 7,500 7,636
Cumberland County Municipal Auth., Asbury Obligated Group,
4.50%, 1/1/40 (4) 3,035 2,645
Doylestown Hosp. Auth., 5.00%, 7/1/49 (Prerefunded
7/1/29) (6) 260 280
Doylestown Hosp. Auth., Doylestown Hosp., 5.00%, 7/1/49  2,340 2,292
Franklin County IDA, Menno Haven, 5.00%, 12/1/38  705 657
Montgomery County Higher Ed. & Health Auth., Thomas
Jefferson Univ., Series A, 5.00%, 9/1/34  1,940 2,001
Montgomery County Higher Ed. & Health Auth., Thomas
Jefferson Univ., Series A, 5.00%, 9/1/37  1,760 1,795
Pennsylvania Economic DFA, National Gypsum, 5.50%,
11/1/44 (3) 2,500 2,500
Pennsylvania Economic DFA, The Penndot Major Bridges
Package One Project, 5.25%, 6/30/53 (3) 3,895 3,667
Pennsylvania Economic DFA, The Penndot Major Bridges
Package One Project, 5.50%, 6/30/39 (3) 2,250 2,325
Pennsylvania Economic DFA, The Penndot Major Bridges
Package One Project, 5.75%, 6/30/48 (3) 3,935 3,971
Pennsylvania Economic DFA, The Penndot Major Bridges
Package One Project, 6.00%, 6/30/61 (3) 6,520 6,679
Pennsylvania Higher Ed. Assistance Agency, Series 1A, 5.00%,
6/1/34 (3) 2,150 2,222
Pennsylvania Housing Fin. Agency, Series 144A, 6.00%,
10/1/54  3,460 3,752
Pennsylvania Housing Fin. Agency, Series 146A, 6.25%,
10/1/54  4,500 4,941

T. ROWE PRICE Summit Municipal Income Fund

Par/Shares $ Value
(Amounts in 000s)
Pennsylvania Housing Fin. Agency, Series SER-145A, 6.00%,
10/1/54  2,060 2,239
Pennsylvania State Univ., Series A, 5.00%, 9/1/44  5,450 5,670
Philadelphia IDA, Saint Josephs Univ., 5.25%, 11/1/52  3,565 3,560
Philadelphia IDA, The Children’s Hosp. of Philadelphia Project,
Series A, 5.50%, 7/1/53  8,920 9,302
State Public School Building Auth., Series A, 5.00%, 6/1/32 (2) 3,525 3,580
71,714
PUERTO RICO  3.7%
Puerto Rico Commonwealth, VR, GO, 11/1/43 (12) 10,427 6,478
Puerto Rico Commonwealth, VR, GO, 11/1/51 (12) 14,111 8,890
Puerto Rico Commonwealth Aqueduct & Sewer Auth.,
Series 2021A, 4.00%, 7/1/42 (4) 2,285 1,971
Puerto Rico Commonwealth Aqueduct & Sewer Auth.,
Series 2021A, 5.00%, 7/1/33 (4) 1,050 1,096
Puerto Rico Commonwealth Aqueduct & Sewer Auth.,
Series 2022A, 5.00%, 7/1/33 (4) 3,965 4,153
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/28 (4) 1,205 1,243
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/35 (4) 2,915 3,004
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/37 (4) 5,250 5,406
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
5.00%, 7/1/29 (4) 2,225 2,314
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
5.00%, 7/1/37 (4) 1,200 1,231
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/33  1,569 1,088
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/33  1,219 1,188
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/35  1,095 1,044
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/37  2,265 2,133
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/41  4,804 4,185
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  8,662 8,928
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/29  1,324 1,402
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.75%, 7/1/31  3,227 3,503
Puerto Rico Electric Power Auth., Series A, 5.05%, 7/1/42 (8)(9) 35 19

T. ROWE PRICE Summit Municipal Income Fund

Par/Shares $ Value
(Amounts in 000s)
Puerto Rico Electric Power Auth., Series CCC, 5.00%,
7/1/27 (8)(9) 60 33
Puerto Rico Electric Power Auth., Series CCC, 5.25%,
7/1/27 (8)(9) 475 259
Puerto Rico Electric Power Auth., Series CCC, 5.25%,
7/1/28 (8)(9) 130 71
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/20 (8)
(9) 170 93
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/24 (8)
(9) 660 361
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/25 (8)
(9) 215 117
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/26 (8)
(9) 260 142
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/27 (8)
(9) 1,575 860
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/37 (8)
(9) 500 273
Puerto Rico Electric Power Auth., Series WW, 5.00%, 7/1/28 (8)
(9) 680 371
Puerto Rico Electric Power Auth., Series WW, 5.25%, 7/1/33 (8)
(9) 165 90
Puerto Rico Electric Power Auth., Series WW, 5.50%, 7/1/18 (8)
(9) 140 77
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/27 (8)
(9) 60 33
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/40 (8)
(9) 160 87
Puerto Rico Electric Power Auth., Series XX, 5.75%, 7/1/36 (8)
(9) 125 68
Puerto Rico Electric Power Auth., Series ZZ, 3.70%, 7/1/17 (8)
(9) 40 22
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/17 (8)
(9) 70 38
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/28 (8)
(9) 55 30
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/19 (8)
(9) 525 287
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/23 (8)
(9) 120 66
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/24 (8)
(9) 60 33
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.55%,
7/1/40  1,540 1,455
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.75%,
7/1/53  26,172 23,457

T. ROWE PRICE Summit Municipal Income Fund

Par/Shares $ Value
(Amounts in 000s)
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 5.00%,
7/1/58  13,608 12,437
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/27  2,666 2,497
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/33  5,900 4,267
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/46  12,428 3,844
110,644
RHODE ISLAND  0.0%
Central Falls Detention Fac., 7.25%, 7/15/35 (8)(9) 490 191
191
SOUTH CAROLINA  0.7%
Connector 2000 Assoc., Series A-1, Zero Coupon, 1/1/32  1,308 852
Connector 2000 Assoc., Series A-1, Zero Coupon, 1/1/42  3,686 1,163
Connector 2000 Assoc., Series A-1, Zero Coupon, 7/22/51  5,236 760
Patriots Energy Group Fin. Agency, Series B-1, VRDN, 5.25%,
2/1/54 (Tender 3/1/31)  3,525 3,789
South Carolina Jobs-Economic Dev. Auth., Active Retirement
Community, Series C, 5.00%, 11/15/47  1,355 1,269
South Carolina Jobs-Economic Dev. Auth., Prisma Health
Obligated Group, Series A, 5.00%, 5/1/35  1,530 1,570
South Carolina Jobs-Economic Dev. Auth., Prisma Health
Obligated Group, Series A, 5.00%, 5/1/36  3,525 3,605
South Carolina Public Service Auth., Series A, 4.00%, 12/1/36  4,000 3,912
South Carolina Public Service Auth., Santee Cooper, Series E,
5.25%, 12/1/38 (2) 4,500 4,803
21,723
SOUTH DAKOTA  0.5%
South Dakota HEFA, Avera Health, Series A, 4.25%, 7/1/49  9,275 8,244
South Dakota HEFA, Avera Health, Series A, 5.25%, 7/1/54  7,125 7,215
15,459
TENNESSEE  1.1%
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation
Group, Series 2018A, 5.00%, 7/1/36  2,290 2,332
Knox County Health Ed. & Housing Fac. Board, Series A-1,
5.50%, 7/1/54 (5) 1,000 1,018
Knox County Health Ed. & Housing Fac. Board, Series A-1,
5.50%, 7/1/59 (5) 1,500 1,523
Knox County Health Ed. & Housing Fac. Board, Series B-1,
5.125%, 7/1/54 (5) 3,030 2,986
Knox County Health Ed. & Housing Fac. Board, Univ. of
Tennessee Project, Series B-1, 5.00%, 7/1/49 (5) 1,200 1,175

T. ROWE PRICE Summit Municipal Income Fund

Par/Shares $ Value
(Amounts in 000s)
Metropolitan Gov't. of Nashville-Davidson Health & Ed. Fac.
Board, The Vanderbilt Univ., 5.00%, 10/1/54  3,500 3,538
Metropolitan Gov't. of Nashville-Davidson Health & Ed. Fac.
Board, Vanderbilt Univ. Medical Center, Series A, 5.00%, 7/1/40  1,090 1,084
Metropolitan Nashville Airport Auth., Series B, 5.00%, 7/1/44 (3) 2,115 2,077
Metropolitan Nashville Airport Auth., Series B, 5.50%, 7/1/52 (3) 10,405 10,609
Shelby County Health & Ed. Fac. Board, Madrone Memphis
Student Housing I, Series A-1, 5.00%, 6/1/44 (4) 850 789
Tennergy, Series A, VRDN, 5.00%, 10/1/54 (Tender 12/1/29)  6,900 7,265
34,396
TEXAS  11.9%
Aldine Independent School Dist., GO, 4.00%, 2/15/54  3,805 3,206
Arlington Higher Ed. Fin., Basis Texas Charter Schools, 4.50%,
6/15/44 (4) 500 449
Arlington Higher Ed. Fin., Basis Texas Charter Schools, 4.75%,
6/15/49 (4) 340 303
Arlington Higher Ed. Fin., Basis Texas Charter Schools,
4.875%, 6/15/54 (4) 3,370 2,995
Arlington Higher Ed. Fin., Harmony Public Schools, 4.00%,
2/15/44  12,900 11,526
Arlington Higher Ed. Fin., KIPP Texas, 4.00%, 8/15/42  5,815 5,355
Arlington Higher Ed. Fin., Riverwalk Ed. Foundation, 5.00%,
8/15/47  1,780 1,792
Arlington Higher Ed. Fin., Riverwalk Ed. Foundation, 5.00%,
8/15/52  5,155 5,140
Arlington Higher Ed. Fin., Trinity Basin Preparatory, 4.50%,
8/15/53  4,500 4,043
Arlington Higher Ed. Fin., Trinity Basin Preparatory, 5.00%,
8/15/48  1,300 1,313
Austin Airport System Revenue, 5.00%, 11/15/43 (3) 1,000 991
Austin Airport System Revenue, 5.25%, 11/15/47 (3) 1,555 1,559
Austin Airport System Revenue, Series B, 5.00%, 11/15/41 (3) 2,770 2,761
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/34  915 917
Austin Convention Enterprises, Second Tier Convention Center,
Series B, 5.00%, 1/1/26  740 741
Board of Regents of the Univ. of Texas System, Series A,
3.50%, 8/15/50  8,000 6,133
Board of Regents of the Univ. of Texas System, Series B,
4.00%, 8/15/54  7,425 6,204
Board of Regents of the Univ. of Texas System, Series B,
5.00%, 8/15/42  4,675 4,876
Board of Regents of the Univ. of Texas System, Series B,
5.00%, 8/15/49  2,250 2,339
Central Texas Regional Mobility Auth., Series A, 5.00%, 1/1/28  395 396

T. ROWE PRICE Summit Municipal Income Fund

Par/Shares $ Value
(Amounts in 000s)
Central Texas Turnpike System, Second Tier, Series C, 5.00%,
8/15/36  10,000 10,842
Central Texas Turnpike System, Second Tier, Series C, 5.00%,
8/15/39  1,550 1,623
Central Texas Turnpike System, Second Tier, Series C, 5.00%,
8/15/41  8,880 9,140
Clifton Higher Ed. Fin., IDEA Public Schools, 5.00%, 8/15/37  7,175 7,691
Clifton Higher Ed. Fin., IDEA Public Schools, 5.00%, 8/15/38  2,000 2,117
Clifton Higher Ed. Fin., Int'l. Leadership, Series A, 5.00%,
2/15/40  7,415 7,655
Clifton Higher Ed. Fin., Int'l. Leadership, Series D, 6.125%,
8/15/48 (Prerefunded 8/15/25) (6) 3,000 3,004
Conroe Independent School Dist., GO, 5.00%, 2/15/49  5,000 5,059
Dallas Hotel Occupancy Tax, 4.00%, 8/15/29  1,765 1,772
Dallas Hotel Occupancy Tax, 4.00%, 8/15/31  1,005 1,006
Dallas Hotel Occupancy Tax, 4.00%, 8/15/32  800 800
Dallas Hotel Occupancy Tax, 4.00%, 8/15/33  800 796
Denton County, Green Meadows Public Improvement Dist.,
5.625%, 12/31/55 (4) 1,560 1,564
Denton County, Green Meadows Public Improvement Dist.,
5.875%, 12/31/45 (4) 575 575
Denton County, Green Meadows Public Improvement Dist.,
6.125%, 12/31/55 (4) 925 926
Grand Parkway Transportation, Grand Parkway System, First
Tier, 4.00%, 10/1/49  4,500 3,820
Harris County Cultural Ed. Fac. Fin., Brazos Presbyterian
Homes, Series B, 6.375%, 1/1/33  100 100
Harris County Cultural Ed. Fac. Fin., Thermal Energy, 5.00%,
11/15/31  465 480
Harris County Cultural Ed. Fac. Fin., Thermal Energy, 5.00%,
11/15/33  4,635 4,752
Harris County Health Fac. Dev., Methodist Hospital System,
Series A-2, VRDN, 2.80%, 12/1/41  2,200 2,200
Harris County Hosp. Dist., GO, 5.00%, 2/15/43  7,050 7,192
Harris County Hosp. Dist., GO, 5.00%, 2/15/44  7,200 7,304
Harris County Toll Road Revenue, Series A, 4.00%, 8/15/49  7,685 6,534
Harris County-Houston Sports Auth., Second Lien, Series B,
5.00%, 11/15/44 (2) 2,025 2,045
Harris County-Houston Sports Auth., Second Lien, Series B,
5.00%, 11/15/46 (2) 4,000 4,019
Houston Airport, Series A, 5.00%, 7/1/36 (3) 775 789
Houston Airport, Series A, 5.00%, 7/1/37 (3) 1,495 1,504
Houston Airport, Series A, 5.00%, 7/1/41 (3) 2,290 2,283
Houston Airport, Series A, 5.25%, 7/1/42 (2)(3) 5,000 5,106
Houston Airport, Series A, 5.25%, 7/1/43 (2)(3) 1,550 1,575

T. ROWE PRICE Summit Municipal Income Fund

Par/Shares $ Value
(Amounts in 000s)
Houston Airport, Series A, 5.50%, 7/1/44 (3)(10) 2,000 2,089
Houston Airport, Series A, 5.50%, 7/1/45 (3)(10) 2,000 2,079
Houston Airport, Series B-1, 5.00%, 7/15/35 (3) 1,760 1,760
Houston Airport, Series C, 5.00%, 7/1/31 (3) 2,115 2,193
Houston Airport, Series C, 5.00%, 7/1/32 (3) 2,645 2,733
Houston Airport System Revenue, United Airlines, Series B,
5.50%, 7/15/37 (3) 2,450 2,548
Hurst-Euless-Bedford Independent School Dist., GO, 4.00%,
8/15/50  3,600 3,060
Joint Guadalupe County - Seguin Hosp., Board of Managers
Guadalupe Regional Medical Center, 5.00%, 12/1/29  1,200 1,202
Joint Guadalupe County - Seguin Hosp., Board of Managers
Guadalupe Regional Medical Center, 5.00%, 12/1/40  1,330 1,247
Judson Independent School Dist., GO, 4.00%, 2/1/53  5,105 4,254
Klein Independent School Dist., GO, 4.00%, 8/1/47  5,000 4,327
Leander Independent School Dist., Series A, GO, 5.00%,
8/15/40  3,000 3,174
Leander Independent School Dist., Series A, GO, 5.00%,
8/15/41  950 996
Longview Independent School Dist., GO, 4.00%, 2/15/49  7,500 6,431
Mansfield Independent School Dist., GO, 4.00%, 2/15/49  4,700 3,979
Mansfield Independent School Dist., GO, 5.25%, 2/15/55  5,000 5,165
Midland Independent School Dist., GO, 5.00%, 2/15/47  4,075 4,106
Mission Economic Dev., Natgasoline, Series B, 4.625%,
10/1/31 (3)(4) 4,755 4,756
Montgomery County Toll Road Auth., 5.00%, 9/15/32  60 60
Montgomery County Toll Road Auth., 5.00%, 9/15/33  65 65
Montgomery County Toll Road Auth., 5.00%, 9/15/34  70 70
Montgomery County Toll Road Auth., 5.00%, 9/15/35  475 476
Montgomery County Toll Road Auth., 5.00%, 9/15/36  525 525
Montgomery County Toll Road Auth., 5.00%, 9/15/38  290 290
Montgomery County Toll Road Auth., 5.00%, 9/15/43  855 855
Montgomery County Toll Road Auth., 5.00%, 9/15/48  2,485 2,439
New Hope Cultural Ed. Fac. Fin., Exchange Buckingham Senior
Living, Series B, VR, 2.00%, 11/15/61 (2.00% PIK) (7)(8) 852 215
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.00%, 10/1/33  195 191
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.00%, 10/1/35  705 676
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.25%, 10/1/49  1,210 1,055
North Texas Tollway Auth., First Tier, Series A, 5.00%, 1/1/37  3,525 3,584
North Texas Tollway Auth., First Tier, Series A, 5.00%, 1/1/39  5,260 5,274
North Texas Tollway Auth., First Tier, Series A, 5.00%, 1/1/40  7,100 7,362
North Texas Tollway Auth., First Tier, Series A, 5.00%, 1/1/41  6,700 6,965

T. ROWE PRICE Summit Municipal Income Fund

Par/Shares $ Value
(Amounts in 000s)
Northwest Independent School Dist., GO, 5.25%, 2/15/55  5,000 5,154
Northwest Independent School Dist., Series A, GO, 5.00%,
2/15/49  2,700 2,708
Permanent Univ. Fund - Texas A&M Univ. System, Series A,
5.00%, 7/1/54  5,000 5,030
Permanent Univ. Fund - Univ. of Texas System, Series 2022A,
4.00%, 7/1/42  3,600 3,278
Port of Beaumont Navigation Dist., Jefferson Gulf Coast Energy
Project, Series A, 4.00%, 1/1/50 (3)(4) 1,000 699
Port of Beaumont Navigation Dist., Jefferson Gulf Coast Energy
Project, Series A, 5.125%, 1/1/44 (3)(4) 1,100 993
Prosper Independent School Dist., GO, 4.00%, 2/15/54  6,070 5,097
San Antonio Water System, Junior Lien, Series B, 5.00%,
5/15/45  5,250 5,344
Sherman Independent School Dist., Series B, GO, 5.00%,
2/15/48  7,300 7,376
Spring Branch Independent School Dist., GO, 5.00%, 2/1/42  2,370 2,443
Spring Independent School Dist., GO, 5.25%, 8/15/45 (10) 3,500 3,667
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series A, 5.00%, 11/15/28  415 421
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series A, 5.00%, 11/15/37  780 781
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series B, 5.00%, 11/15/40  865 838
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series B, 5.00%, 11/15/46  1,940 1,770
Tarrant County Cultural Ed. Fac. Fin., Edgemere-Northwest
Senior High School, Series A, 5.00%, 11/15/45 (8)(9) 1,632 —
Texas, Series A, GO, 4.125%, 8/1/46 (3) 8,850 7,717
Texas, Series A, GO, 5.00%, 8/1/41 (3) 6,030 6,113
Texas, Series A, GO, 5.00%, 8/1/42 (3) 6,335 6,365
Texas Dept. of Housing & Community Affairs, Series A, 5.75%,
1/1/56  7,000 7,683
Texas Municipal Gas Acquisition & Supply I, Series D, 6.25%,
12/15/26  195 200
Texas Municipal Gas Acquisition & Supply IV, Series A, VRDN,
5.50%, 1/1/54 (Tender 1/1/30)  3,500 3,725
Texas Municipal Gas Acquisition & Supply V, VRDN, 5.00%,
1/1/55 (Tender 1/1/34)  14,950 15,734
Texas Private Activity Bond Surface Transportation, Segment
3C Project, 5.00%, 6/30/58 (3) 5,000 4,563
Texas Private Activity Bond Surface Transportation, Senior
Lien, North Tarrant Express Project, 5.50%, 12/31/58 (3) 5,620 5,626

T. ROWE PRICE Summit Municipal Income Fund

Par/Shares $ Value
(Amounts in 000s)
Texas Transportation Commission, First Tier Toll, State
Highway, 5.00%, 8/1/57  4,090 4,005
360,843
UTAH  2.2%
Black Desert Public Infrastructure Dist., Black Desert
Assessment Area, 5.625%, 12/1/53 (4) 4,715 4,577
Downtown Revitalization Public Infrastructure Dist., SEG
Redevelopment Project, Series A, 5.00%, 6/1/39 (2) 1,300 1,331
Downtown Revitalization Public Infrastructure Dist., SEG
Redevelopment Project, Series A, 5.25%, 6/1/43 (2) 1,900 1,989
Downtown Revitalization Public Infrastructure Dist., SEG
Redevelopment Project, Series C, 5.00%, 7/15/35 (4) 1,250 1,253
Mida Mountain Village Public Infrastructure Dist., Series 1,
5.125%, 6/15/54 (4) 2,175 1,992
Mida Mountain Village Public Infrastructure Dist., Series 2,
5.75%, 6/15/44 (4) 940 925
Mida Mountain Village Public Infrastructure Dist., Series 2,
6.00%, 6/15/54 (4) 980 976
Point Phase 1 Public Infrastructure Dist. No. 1, Series A-1,
5.875%, 3/1/45  585 585
Point Phase 1 Public Infrastructure Dist. No. 1, Series A-1,
6.125%, 3/1/55  11,374 11,418
Salt Lake City Airport, Series A, 5.00%, 7/1/34 (3) 5,000 5,245
Salt Lake City Airport, Series A, 5.00%, 7/1/43 (3) 5,000 4,911
Salt Lake City Airport, Series A, 5.00%, 7/1/47 (3) 14,490 14,154
Salt Lake City Airport, Series A, 5.25%, 7/1/53 (3) 3,000 2,995
Salt Lake City Airport, Series A, 5.50%, 7/1/53 (3) 4,150 4,249
SkyRidge Pegasus Infrastructure Fin. Dist., SkyRidge Pegasus
Assessment Area, 5.25%, 12/1/44 (4) 3,087 2,888
Tech Ridge Public Infrastructure Dist., Tech Ridge Assessment
Area, 6.25%, 12/1/54 (4) 2,700 2,702
Utah Transit Auth., 5.00%, 12/15/43  4,700 4,915
67,105
VIRGINIA  3.5%
Alexandria, GO, 4.00%, 12/15/42  5,350 5,026
Arlington County IDA, Virginia Hosp. Center, 3.75%, 7/1/50  2,285 1,784
Arlington County IDA, Virginia Hosp. Center, Series A, VRDN,
5.00%, 7/1/53 (Tender 7/1/31)  5,000 5,412
Chesapeake Bay Bridge & Tunnel Dist., First Tier General
Resolution, 5.00%, 7/1/41 (2) 3,035 3,046
Chesapeake Bay Bridge & Tunnel Dist., First Tier General
Resolution, 5.00%, 7/1/46  5,150 5,062
Chesapeake Bay Bridge & Tunnel Dist., First Tier General
Resolution, 5.00%, 7/1/51  2,165 2,084

T. ROWE PRICE Summit Municipal Income Fund

Par/Shares $ Value
(Amounts in 000s)
Fairfax County, Series A, GO, 2.00%, 10/1/41  5,625 3,664
Fairfax County, Series A, GO, 4.00%, 10/1/41  3,345 3,189
Fairfax County IDA, Inova Health System, Series A, 4.00%,
5/15/44  3,500 3,118
Fairfax County IDA, Inova Health System, Series A, 5.00%,
5/15/31  1,410 1,432
Hampton Roads Transportation Accountability Commission,
Series A, 4.00%, 7/1/52  2,665 2,245
Hampton Roads Transportation Accountability Commission,
Series A, 5.00%, 7/1/47  5,755 5,817
Newport News City, Virginia Water Revenue, Series 2021,
2.00%, 7/15/37  3,080 2,289
Newport News City, Virginia Water Revenue, Series 2021,
2.00%, 7/15/38  3,075 2,203
Newport News City, Virginia Water Revenue, Series 2021,
2.00%, 7/15/39  3,075 2,129
Norfolk Economic Dev. Auth., Sentara Healthcare, Series B,
VRDN, 5.00%, 11/1/48 (Tender 11/1/28)  355 378
Roanoke Economic Dev. Auth., Carilion Clinic Obligated Group,
Series A, 4.00%, 7/1/51  1,660 1,406
Stafford County Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/36  1,460 1,470
Virginia College Building Auth., 21st Century College &
Equipment Programs, Series A, 4.00%, 2/1/43  10,740 9,742
Virginia College Building Auth., Public Higher Ed. Financing
Program, Series A, 4.00%, 9/1/43  4,360 3,938
Virginia Housing Dev. Auth., Series G, 5.15%, 11/1/52  1,150 1,150
Virginia Housing Dev. Auth., Series G, 5.25%, 11/1/57  1,995 2,007
Virginia Small Business Fin. Auth., Elizabeth River Crossings,
3.00%, 1/1/41 (3) 1,950 1,482
Virginia Small Business Fin. Auth., Elizabeth River Crossings,
4.00%, 1/1/37 (3) 8,890 8,477
Virginia Small Business Fin. Auth., Elizabeth River Crossings,
4.00%, 1/1/38 (3) 4,415 4,140
Virginia Small Business Fin. Auth., I-95 Express Lanes Project,
4.00%, 1/1/42 (3) 1,045 905
Virginia Small Business Fin. Auth., I-95 Express Lanes Project,
4.00%, 1/1/48 (3) 5,650 4,567
Virginia Small Business Fin. Auth., Transform 66 P3 Project,
5.00%, 12/31/49 (3) 705 656
Virginia Small Business Fin. Auth., Transform 66 P3 Project,
5.00%, 12/31/52 (3) 6,680 6,184
Virginia Small Business Fin. Auth., Transform 66 P3 Project,
5.00%, 12/31/56 (3) 7,220 6,669

T. ROWE PRICE Summit Municipal Income Fund

Par/Shares $ Value
(Amounts in 000s)
Williamsburg Economic Dev. Auth., William and Mary Project,
Series A, 4.125%, 7/1/58 (2) 3,945 3,405
105,076
WASHINGTON  3.4%
Central Puget Sound Regional Transit Auth., Series S-1, 5.00%,
11/1/46  3,000 3,138
Energy Northwest, Columbia Generating Station, 4.00%, 7/1/42  2,000 1,848
Energy Northwest, Columbia Generating Station, Series A,
5.00%, 7/1/37  1,620 1,702
King County, GO, 5.00%, 12/1/43  3,310 3,436
Port of Seattle, Intermediate Lien, 5.00%, 8/1/33 (3) 3,000 3,203
Port of Seattle, Intermediate Lien, Series B, 5.25%, 7/1/49 (3) 28,245 28,501
Seattle Municipal Light & Power Revenue, 5.00%, 10/1/54  9,530 9,611
Seattle Municipal Light & Power Revenue, 5.25%, 2/1/55  5,150 5,298
Skagit County Public Hosp. Dist. No. 1, 5.50%, 12/1/44  1,000 1,014
Washington, Series C, GO, 5.00%, 2/1/36  4,700 5,026
Washington State Convention Center Public Fac. Dist., Green
Notes, 4.00%, 7/1/31  2,625 2,671
Washington State Housing Fin. Commission, Blakeley and
Laurel Villages, Series A, 5.00%, 7/1/40 (4)(5) 1,000 1,024
Washington State Housing Fin. Commission, Blakeley and
Laurel Villages, Series A, 5.00%, 7/1/45 (4)(5) 4,750 4,676
Washington State Housing Fin. Commission, Blakeley and
Laurel Villages, Series A, 5.25%, 7/1/55 (4)(5) 6,115 6,009
Washington State Housing Fin. Commission, Blakeley and
Laurel Villages, Series A, 5.50%, 7/1/50 (4) 3,975 3,872
Washington State Housing Fin. Commission, Radford Court
and Nordheim Court, 5.00%, 7/1/54  4,085 3,812
Washington State Housing Fin. Commission, Social
Certificates, Series 2021-1, Class A, 3.50%, 12/20/35  4,808 4,516
Washington State Housing Fin. Commission, Social
Certificates, Series 2023-1, Class A, 3.375%, 4/20/37  9,838 8,909
Washington State Housing Fin. Commission, Transform Age
Project, Series A, 5.00%, 1/1/55 (4) 3,525 2,999
101,265
WEST VIRGINIA  0.1%
Monongalia County Commission, Univ. Town Center, Series A,
5.50%, 6/1/37 (4) 325 328
Monongalia County Commission, Univ. Town Center, Series A,
5.75%, 6/1/43 (4) 325 326
Monongalia County Commission, Univ. Town Center, Series A,
7.00%, 6/1/43 (4) 275 281

T. ROWE PRICE Summit Municipal Income Fund

Par/Shares $ Value
(Amounts in 000s)
West Virginia Economic Dev. Auth., Series RE, VRDN, 4.70%,
4/1/36 (Tender 6/17/26) (3) 1,150 1,154
2,089
WISCONSIN  2.4%
PFA, Aggie Apartment Life Holding Corp. II, Series A, 5.25%,
6/1/54  1,625 1,553
PFA, Campus Real Estate Holding, Series A, 5.00%, 6/1/35  1,100 1,137
PFA, CHF Manoa, Residences for Graduate Students, Series A,
5.75%, 7/1/53 (4) 3,000 2,852
PFA, Eastern Michigan Univ., Series A-1, 5.375%, 7/1/47 (5) 4,880 4,907
PFA, Georgia SR 400 Express Lanes Project, 5.75%,
6/30/60 (3) 6,200 5,971
PFA, Georgia SR 400 Express Lanes Project, 5.75%,
12/31/65 (3) 10,850 10,344
PFA, Georgia SR 400 Express Lanes Project, 6.50%,
6/30/60 (3) 2,300 2,418
PFA, Georgia SR 400 Express Lanes Project, 6.50%,
12/31/65 (3) 3,875 4,044
PFA, Kahala Nui Project, 5.25%, 11/15/55  850 828
PFA, Kahala Nui Project, 5.25%, 11/15/61  4,205 4,050
PFA, KSU Bixby Real Estate Foundation, Series A, 5.00%,
6/15/37  335 350
PFA, KSU Bixby Real Estate Foundation, Series A, 5.25%,
6/15/45  1,000 1,003
PFA, KSU Bixby Real Estate Foundation, Series A, 5.25%,
6/15/55  1,725 1,681
PFA, KSU Bixby Real Estate Foundation, Series B, 5.50%,
6/15/55  1,475 1,443
PFA, KSU Bixby Real Estate Foundation, Series C, 5.00%,
6/15/35  500 507
PFA, KSU Bixby Real Estate Foundation, Series C, 5.75%,
6/15/55  1,420 1,346
PFA, Roseman Univ., 5.00%, 4/1/40 (Prerefunded 4/1/30) (4)(6) 25 27
PFA, Roseman Univ., 5.00%, 4/1/50 (Prerefunded 4/1/30) (4)(6) 35 38
PFA, Unrefunded Balance, 5.00%, 4/1/40 (4) 375 358
PFA, Unrefunded Balance, 5.00%, 4/1/50 (4) 670 589
Univ. of Wisconsin Hosp. & Clinics Auth., Series C, VRDN,
2.70%, 4/1/54  4,800 4,800
Wisconsin HEFA, Chiara Housing and Services, 5.875%, 7/1/55  2,730 2,587
Wisconsin Housing & Economic Dev. Auth. Home Ownership
Revenue, Series B, 6.00%, 3/1/55  3,360 3,650
Wisconsin Housing & Economic Dev. Auth. Home Ownership
Revenue, Series C, 3.00%, 9/1/52  3,665 3,623
Wisconsin PFA, Celanese, Series B, 5.00%, 12/1/25 (3) 705 706
Wisconsin PFA, Cone Health, Series B, VRDN, 2.80%, 10/1/55  2,800 2,800

T. ROWE PRICE Summit Municipal Income Fund

Par/Shares $ Value
(Amounts in 000s)
Wisconsin PFA, Grand Hyatt San Antonio, Series A, 5.00%,
2/1/42  1,205 1,205
Wisconsin PFA, Grand Hyatt San Antonio, Series A, 5.00%,
2/1/52  2,730 2,558
Wisconsin PFA, Searstone Retirement Community, Series A,
5.00%, 6/1/52 (4) 2,570 2,158
Wisconsin PFA, Southminster, 5.00%, 10/1/43 (4) 2,325 2,183
Wisconsin PFA, Southminster, 5.00%, 10/1/48 (4) 705 635
Wisconsin PFA, Southminster, 5.00%, 10/1/53 (4) 740 652
Wisconsin PFA, Univ. of Hawaii Foundation Project, Series A-1,
4.00%, 7/1/61 (4) 1,165 821
73,824
Total Municipal Securities (Cost $3,173,471) 3,027,695
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 0.1%
Freddie Mac Multifamily, Class A, 2.046%, 6/25/38  4,097 3,328
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $4,199) 3,328
Total Investments in Securities  100.3%
(Cost $3,177,670) $ 3,031,023
Other Assets Less Liabilities (0.3)% (9,839)
Net Assets 100.0% $ 3,021,184
‡ Par/Shares are denominated in U.S. dollars unless otherwise noted.
(1) Level 3 in fair value hierarchy.
(2) Insured by Assured Guaranty Incorporated
(3) Interest subject to alternative minimum tax.
(4) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $195,201 and represents 6.5% of net assets.
(5) Insured by Build America Mutual Assurance Company
(6) Prerefunded date is used in determining portfolio maturity.
(7) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(8) Non-income producing
(9) Obligor has failed to make a scheduled interest and/or principal payment or is in default.
(10) When-issued security
(11) Insured by National Public Finance Guarantee Corporation

T. ROWE PRICE Summit Municipal Income Fund

The accompanying notes are an integral part of this Portfolio of Investments.
.
.
.
.
.
.
.
.
.
.
(12) Contingent value instrument that only pays out if a portion of the territory's
Sales and Use Tax outperforms the projections in the Oversight Board’s
Certified Fiscal Plan.
CDA Community Development Administration/Authority
COP Certificate of Participation
DFA Development Finance Authority
DOT Department of Transportation
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets;
the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
EFA Educational Facility Authority
FRN Floating Rate Note
GO General Obligation
HCFFA Health Care Facilities Financing Authority
HEFA Health & Educational Facility Authority
HFA Health Facility Authority
HFFA Health Facility Financing Authority
HHEFA Health & Higher Educational Facility Authority
IDA Industrial Development Authority/Agency
PCR Pollution Control Revenue
PFA Public Finance Authority/Agency
PIK Payment-in-kind
RAC Revenue Anticipation Certificate
SPMUV7DY S&P Municipal 7 Day High Grade Yield
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE Summit Municipal Income Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Summit Municipal Income Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Summit Municipal Income Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation

T. ROWE PRICE Summit Municipal Income Fund

Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on July 31, 2025 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ — $ — $ — $ —
Fixed Income Securities
1
— 3,031,023 — 3,031,023
Total $ — $ 3,031,023 $ — $ 3,031,023
1
Includes Municipal Securities and Non-U.S. Government Mortgage-Backed Securities.

T. ROWE PRICE Summit Municipal Income Fund

existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F84-054Q3 07/25